UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

Boston Trust Walden Funds

(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA	02108
(Address of principal executive offices)	(Zip code)

4400 Easton Commons, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2021 (Unaudited)

Boston Trust Asset Management Fund	Boston Trust Walden Balanced Fund
Boston Trust Equity Fund	Boston Trust Walden Equity Fund
Boston Trust Midcap Fund	Boston Trust Walden Midcap Fund
Boston Trust SMID Cap Fund	Boston Trust Walden SMID Cap Fund
Boston Trust Walden Small Cap Fund
Boston Trust Walden International Equity Fund

This page is intentionally left blank.

Table of Contents	Annual Report
June 30, 2021 (Unaudited)

Boston Trust Asset Management Fund
Investment Performance	2
Schedule of Portfolio Investments	5
Financial Statements	7
Financial Highlights	9

Boston Trust Equity Fund
Investment Performance	2
Schedule of Portfolio Investments	10
Financial Statements	11
Financial Highlights	13

Boston Trust Midcap Fund
Investment Performance	3
Schedule of Portfolio Investments	14
Financial Statements	15
Financial Highlights	17

Boston Trust SMID Cap Fund
Investment Performance	4
Schedule of Portfolio Investments	18
Financial Statements	19
Financial Highlights	21

Annual ESG Report	22

Boston Trust Walden Balanced Fund
Investment Performance	23
Schedule of Portfolio Investments	28
Financial Statements	31
Financial Highlights	33

Boston Trust Walden Equity Fund
Investment Performance	23
Schedule of Portfolio Investments	34
Financial Statements	35
Financial Highlights	37

Boston Trust Walden Midcap Fund
Investment Performance	24
Schedule of Portfolio Investments	38
Financial Statements	39
Financial Highlights	41

Boston Trust Walden SMID Cap Fund
Investment Performance	25
Schedule of Portfolio Investments	42
Financial Statements	43
Financial Highlights	45

Boston Trust Walden Small Cap Fund
Investment Performance	26
Schedule of Portfolio Investments	46
Financial Statements	47
Financial Highlights	49

Boston Trust Walden International Equity Fund
Investment Performance	27
Schedule of Portfolio Investments	50
Financial Statements	52
Financial Highlights	54

Notes to the Financial Statements	55
Supplementary Information	63

Boston Trust Walden Inc., a subsidiary of Boston Trust Walden Company, serves as investment adviser (the “Adviser”) to the Boston Trust Walden Funds and receives a fee for its services. Boston Trust Walden Company provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by Boston Trust Walden Company or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Financial Services, LLC.

The foregoing information and opinions are for general information only. The Boston Trust Walden Funds and Boston Trust Walden Company do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of June 30, 2021 and is subject to change without notice.

The Boston Trust Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

1

Investment Performance (Unaudited)	Boston Trust Asset Management Fund
Boston Trust Equity Fund
June 30, 2021

	For the periods ended 6/30/21
	Aggregate	Average Annual Total Returns
								Since	Since
	Six							Inception	Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(12/1/95)	(10/1/03)
Boston Trust Asset Management Fund	10.30%	27.29%	13.55%	12.10%	10.33%	8.90%	8.01%	8.63%	—
Boston Trust Equity Fund	14.78%	42.03%	18.79%	16.60%	12.98%	10.41%	—	—	10.09%
S&P 500 Index	15.25%	40.79%	18.67%	17.65%	14.84%	10.73%	8.61%	10.01%	10.67%
Bloomberg Barclays U.S. Government/Credit Bond Index	-1.96%	-0.39%	5.95%	3.31%	3.71%	4.58%	4.72%	5.10%	4.17%
FTSE 3-Month US T-Bill Index	0.03%	0.08%	1.31%	1.14%	0.60%	1.02%	1.30%	2.15%	1.24%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Asset Management Fund and the Boston Trust Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Bond Index. The FTSE 3 Month US T-Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Boston Trust Asset Management Fund

Fund Net Asset Value:	$62.09
Gross Expense Ratio[1]:	0.88%

Boston Trust Equity Fund

Fund Net Asset Value:	$37.75
Gross Expense Ratio[1]:	0.90%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from each Fund’s prospectus dated May 1, 2021. Please see the Fund’s most recent prospectus for details. Additional information pertaining to each Fund’s expense ratio as of June 30, 2021 can be found in the financial highlights included in this report.

2

Investment Performance (Unaudited)	Boston Trust Midcap Fund
June 30, 2021

	For the periods ended 6/30/21
	Aggregate	Average Annual Total Returns
						Since
	Six					Inception
	Months	1 Year	3 Years	5 Years	10 Years	(9/24/07)
Boston Trust Midcap Fund[1]	11.80%	36.68%	13.86%	13.70%	11.54%	10.26%
Russell MidCap® Index	16.25%	49.80%	16.45%	15.62%	13.24%	10.11%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Midcap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$23.50
Gross Expense Ratio[1]:	1.05%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2021. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2021 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2022 and may be renewed thereafter .

3

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund
June 30, 2021

	For the periods ended 6/30/21
	Aggregate	Average Annual Total Returns
					Since
	Six				Inception
	Months	1 Year	3 Years	5 Years	(11/30/11)
Boston Trust SMID Cap Fund[1]	16.64%	43.88%	13.30%	15.10%	12.76%
Russell 2500™ Index	16.97%	57.79%	15.24%	16.35%	14.71%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a hypothetical $1,000,000 investment in the Boston Trust SMID Cap Fund from November 30, 2011 to June 30, 2021, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$22.43
Gross Expense Ratio[1]:	0.91%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2021. The contractual fee limit under the Fund’s expense limitation agreement is 0.75% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2021 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2022 and may be renewed thereafter.

4

Schedule of Portfolio Investments	Boston Trust Asset Management Fund June 30, 2021 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (78.0%)
Communication Services (7.9%)
Alphabet, Inc., Class A (a)	2,000	4,883,580
Alphabet, Inc., Class C (a)	11,000	27,569,520
Comcast Corp., Class A	200,000	11,404,000
Facebook, Inc., Class B (a)	15,000	5,215,650
Omnicom Group, Inc.	30,000	2,399,700
		51,472,450
Consumer Discretionary (7.9%)
Autoliv, Inc.	20,000	1,955,200
Dollar General Corp.	17,500	3,786,825
Lowe’s Cos., Inc.	25,000	4,849,250
NIKE, Inc., Class B	102,500	15,835,225
O’Reilly Automotive, Inc. (a)	4,500	2,547,945
Ross Stores, Inc.	38,000	4,712,000
Starbucks Corp.	100,000	11,181,000
The Home Depot, Inc.	5,000	1,594,450
The TJX Cos., Inc.	70,000	4,719,400
		51,181,295
Consumer Staples (6.4%)
Church & Dwight Co., Inc.	50,000	4,261,000
Costco Wholesale Corp.	40,000	15,826,800
Diageo PLC, Sponsored ADR	25,000	4,792,250
McCormick & Co., Inc.	40,000	3,532,800
PepsiCo, Inc.	30,000	4,445,100
Procter & Gamble Co. (The)	25,000	3,373,250
Sysco Corp.	35,000	2,721,250
The Hershey Co.	15,000	2,612,700
		41,565,150
Energy (1.6%)
Chevron Corp.	20,000	2,094,800
ConocoPhillips	25,000	1,522,500
Exxon Mobil Corp.	60,000	3,784,800
Schlumberger NV	100,000	3,201,000
		10,603,100
Financials (11.1%)
American Express Co.	30,000	4,956,900
Berkshire Hathaway, Inc., Class B (a)	22,500	6,253,200
Chubb Ltd.	20,000	3,178,800
Cincinnati Financial Corp.	60,000	6,997,200
Comerica, Inc.	20,000	1,426,800
FactSet Research Systems, Inc.	13,720	4,604,569
JPMorgan Chase & Co.	85,000	13,220,900
Moody’s Corp.	7,000	2,536,590
Northern Trust Corp.	50,000	5,781,000
PNC Financial Services Group, Inc.	30,000	5,722,800
State Street Corp.	10,000	822,800
T. Rowe Price Group, Inc.	55,000	10,888,350
U.S. Bancorp	100,000	5,697,000
		72,086,909
Health Care (10.3%)
Amgen, Inc.	24,000	5,850,000
Becton, Dickinson & Co.	35,000	8,511,650
Dentsply Sirona, Inc.	50,000	3,163,000
Edwards Lifesciences Corp. (a)	105,000	10,874,850
Johnson & Johnson	50,000	8,237,000
Medtronic PLC	27,500	3,413,575
Merck & Co., Inc.	50,000	3,888,500
Mettler-Toledo International, Inc. (a)	5,000	6,926,700
Stryker Corp.	25,000	6,493,250
UnitedHealth Group, Inc.	17,500	7,007,700
Waters Corp. (a)	7,500	2,592,075
		66,958,300
Industrials (8.0%)
3M Co.	22,500	4,469,175
Donaldson Co., Inc.	50,000	3,176,500
Honeywell International, Inc.	15,000	3,290,250
Hubbell, Inc.	42,500	7,940,700
Illinois Tool Works, Inc.	25,400	5,678,424
Union Pacific Corp.	45,000	9,896,850
United Parcel Service, Inc., Class B	54,000	11,230,380
W.W. Grainger, Inc.	15,000	6,570,000
		52,252,279
Information Technology (22.5%)
Accenture PLC, Class A	67,500	19,898,325
Adobe, Inc. (a)	5,000	2,928,200
Apple, Inc.	284,000	38,896,640
Automatic Data Processing, Inc.	81,000	16,088,220
Cisco Systems, Inc.	65,000	3,445,000
Intuit, Inc.	5,500	2,695,935
Microsoft Corp.	145,000	39,280,500
Oracle Corp.	100,000	7,784,000
Visa, Inc., Class A	70,000	16,367,400
		147,384,220
Materials (1.4%)
Air Products & Chemicals, Inc.	15,000	4,315,200
AptarGroup, Inc.	32,500	4,577,300
		8,892,500
Utilities (0.9%)
Eversource Energy	70,000	5,616,800
		5,616,800
TOTAL COMMON STOCKS (Cost $152,899,359)		508,013,003

	Principal
	Amount ($)
Corporate Bonds (2.5%)
Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	900,000	1,061,121

Financials (1.3%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,989,606
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	2,188,453
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	657,389
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	1,106,922
JPMorgan Chase & Co., 4.00%, 4/23/29, Callable 4/23/28 @ 100	1,000,000	1,132,896
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,199,969
		9,275,235
Industrials (0.2%)
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,097,669

See Notes to Financial Statements	5

Schedule of Portfolio Investments	Boston Trust Asset Management Fund June 30, 2021 (Unaudited)

	Principal
Security Description	Amount ($)	Fair Value ($)
Corporate Bonds (continued)
Information Technology (0.8%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,746,986
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	2,190,068
		4,937,054
TOTAL CORPORATE BONDS (Cost $15,226,938)		16,371,079

Municipal Bonds (3.5%)
Massachusetts (3.5%)
City of Newton Massachusetts, GO, 2.00%, 2/15/36, Callable 2/15/29 @ 100	545,000	554,222
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, 4.00%, 6/1/36, Callable 12/1/27 @ 100	500,000	587,469
Commonwealth of Massachusetts, GO, Series C, 5.50%, 12/1/22, AGM Commonwealth of Massachusetts,	600,000	645,536
GO, Series C, 4.00%, 7/1/31, Callable 7/1/22 @ 100 Commonwealth of Massachusetts,	1,000,000	1,035,146
GO, Series A, 5.00%, 3/1/32, Callable 3/1/24 @ 100 Commonwealth of Massachusetts,	200,000	224,594
GO, Series D, 3.00%, 5/1/35, Callable 5/1/29 @ 100 Commonwealth of Massachusetts,	7,550,000	8,452,416
GO, Series D, 3.00%, 5/1/36, Callable 5/1/29 @ 100 Commonwealth of Massachusetts,	5,000,000	5,574,967
GO, Series B, 5.00%, 4/1/37, Callable 4/1/27 @ 100 Commonwealth of Massachusetts,	250,000	308,748
GO, Series E, 4.00%, 9/1/37, Callable 9/1/25 @ 100 Commonwealth of Massachusetts,	1,600,000	1,814,379
GO, Series B, 5.00%, 7/1/38, Callable 7/1/26 @ 100 Commonwealth of Massachusetts,	260,000	314,716
GO, Series A, 5.00%, 1/1/43, Callable 1/1/28 @ 100 Commonwealth of Massachusetts,	250,000	308,856
GO, Series C, 5.00%, 5/1/46, Callable 5/1/29 @ 100	2,000,000	2,541,047
		22,362,096

Washington (0.0%) (b)
State of Washington, Series A, 5.00%, 8/1/35, Callable 8/1/23 @ 100	250,000	274,367
TOTAL MUNICIPAL BONDS (Cost $21,279,470)		22,636,463

U.S. Government & U.S. Government Agency Obligations (15.3%)
Federal Farm Credit Bank (2.0%)
2.85%, 3/2/28	2,400,000	2,673,116
2.95%, 1/27/25	2,000,000	2,167,403
3.14%, 12/5/29	2,500,000	2,867,923
3.39%, 2/1/28	2,000,000	2,294,337
3.85%, 12/26/25	2,770,000	3,145,664
		13,148,443
Federal Home Loan Bank (2.3%)
2.38%, 3/13/26	6,000,000	6,425,081
2.50%, 12/10/27	1,500,000	1,625,205
2.63%, 6/11/27	1,500,000	1,632,165
2.88%, 9/13/24	2,500,000	2,686,828
3.50%, 9/24/29	2,000,000	2,333,130
		14,702,409
U.S. Treasury Note (11.0%)
1.25%, 3/31/28	9,000,000	9,043,594
1.63%, 8/15/29	21,000,000	21,498,340
2.75%, 2/15/24	39,075,000	41,506,502
		72,048,436
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $95,010,273)		99,899,288

	Shares
Investment Companies (0.5%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.03% (c)	3,157,044	3,157,044
TOTAL INVESTMENT COMPANIES (Cost $3,157,044)		3,157,044

Total Investments (Cost $287,573,084) — 99.8%		650,076,877
Other assets in excess of liabilities — 0.2%		1,236,252
NET ASSETS — 100.0%		$651,313,129

(a)	Non-income producing security.

(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of June 30, 2021.

ADR	American Depositary Receipt

AGM	Assured Guaranty Municipal Corporation

GO	General Obligation

MTN	Medium Term Note

PLC	Public Limited Company

6	See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at fair value (cost $287,573,084)	$650,076,877
Interest and dividends receivable	1,582,679
Receivable for capital shares issued	107,378
Prepaid expenses	16,677
Total Assets	651,783,611
Liabilities:
Payable for capital shares redeemed	12,909
Accrued expenses and other liabilities:
Investment adviser	367,404
Administration and accounting	37,217
Chief compliance officer	5,552
Custodian	10,225
Shareholder servicing fees	9,491
Transfer agent	4,742
Trustee	4,254
Other	18,688
Total Liabilities	470,482
Net Assets	$651,313,129
Composition of Net Assets:
Paid in capital	$277,860,221
Total distributable earnings/(loss)	373,452,908
Net Assets	$651,313,129
Shares outstanding (par value $0.01, unlimited number of shares authorized)	10,489,319
Net Asset Value, Offering Price and Redemption price per share	$62.09

Statement of Operations
For the period ended June 30, 2021 (Unaudited)

Investment Income:
Interest	$1,541,204
Dividends	3,612,543
Total Investment Income	5,153,747
Expenses:
Investment adviser	2,150,286
Administration and accounting	134,914
Chief compliance officer	17,329
Custodian	44,946
Shareholder servicing	73,720
Transfer agency	19,923
Trustee	16,569
Other	78,499
Total expenses	2,536,186
Net Expenses	2,536,186
Net Investment Income	2,617,561
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,737,589
Change in unrealized appreciation/depreciation on investments	53,435,682
Net realized/unrealized gains (losses) on investments	58,173,271
Change in Net Assets Resulting from Operations	$60,790,832

See Notes to Financial Statements	7

Financial Statements	Boston Trust Asset Management Fund

Statements of Changes in Net Assets
	For the six months
	ended	For the year ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,617,561	$5,459,678
Net realized gains from investment transactions	4,737,589	29,356,144
Change in unrealized appreciation/depreciation on investments	53,435,682	3,371,961
Change in Net Assets Resulting from Operations	60,790,832	38,187,783
Distributions to shareholders:
Total Distributions	—	(32,394,639)
Change in Net Assets Resulting from distributions to shareholders	—	(32,394,639)
Capital Share Transactions:
Proceeds from shares issued	15,227,013	30,212,741
Dividends reinvested	—	17,020,652
Cost of shares redeemed	(16,985,831)	(79,164,955)
Cost of in-kind shares redeemed	(4,731,689)	—
Change in Net Assets Resulting from Capital Share Transactions	(6,490,507)	(31,931,562)
Change in Net Assets	54,300,325	(26,138,418)
Net Assets:
Beginning of period	597,012,804	623,151,222
End of period	$651,313,129	$597,012,804
Share Transactions:
Issued	256,688	563,599
Reinvested	—	307,232
Redeemed	(291,094)	(1,560,561)
Redeemed in-kind	(82,477)	—
Change in shares	(116,883)	(689,730)

8	See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six							For the nine
	months		For the year	For the year		For the year	For the year	months
	ended		ended	ended		ended	ended	ended
	June 30,		December	December		December	December	December
	2021		31, 2020	31, 2019		31, 2018	31, 2017	31, 2016
Net Asset Value, Beginning of Period	$56.29		$55.17	$44.27		$46.88	$41.33	$40.92

Investment Activities:
Operations:
Net investment income	0.25		0.53	0.48		0.52	0.49	0.35
Net realized/unrealized gains (losses) from investments	5.55		3.74	10.93		(1.20)	6.22	2.18
Total from investment activities	5.80		4.27	11.41		(0.68)	6.71	2.53
Dividends:
Net investment income	—		(0.53)	(0.48)		(0.52)	(0.49)	(0.46)
Net realized gains from investments	—		(2.62)	(0.03)		(1.41)	(0.67)	(1.66)
Total dividends	—		(3.15)	(0.51)		(1.93)	(1.16)	(2.12)

Net Asset Value, End of Period	$62.09		$56.29	$55.17		$44.27	$46.88	$41.33

Total Return	10.30	%(a)	7.83%	25.81%		(1.61)%	16.23%	6.19	%(a)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$651,313		$597,013	$623,151		$461,126	$496,710	$403,969
Ratio of net expenses to average net assets	0.83	%(b)	0.88%	0.90%		0.93%	0.92%	0.95	%(b)
Ratio of net investment income to average net assets	0.85	%(b)	0.96%	1.02%		1.05%	1.13%	1.15	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.83	%(b)	0.88%	0.90%		0.93%	0.92%	0.95	%(b)
Portfolio turnover rate	3.47	%(a)	12.18%	5.76	%(c)	2.53%	6.96%	8.42	%(a)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Excludes impact of in-kind transactions.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements	9

Schedule of Portfolio Investments	Boston Trust Equity Fund June 30, 2021 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.0%)
Communication Services (11.2%)
Alphabet, Inc., Class A (a)	750	1,831,343
Alphabet, Inc., Class C (a)	5,250	13,158,180
Comcast Corp., Class A	65,000	3,706,300
Facebook, Inc., Class B (a)	9,000	3,129,390
Omnicom Group, Inc.	5,000	399,950
		22,225,163
Consumer Discretionary (9.9%)
Autoliv, Inc.	10,000	977,600
Dollar General Corp.	8,500	1,839,315
Lowe’s Cos., Inc.	10,000	1,939,700
NIKE, Inc., Class B	30,000	4,634,700
O’Reilly Automotive, Inc. (a)	3,300	1,868,493
Ross Stores, Inc.	12,500	1,550,000
Starbucks Corp.	40,000	4,472,400
The Home Depot, Inc.	3,000	956,670
The TJX Cos., Inc.	21,500	1,449,530
		19,688,408
Consumer Staples (7.8%)
Church & Dwight Co., Inc.	15,000	1,278,300
Costco Wholesale Corp.	14,500	5,737,215
Diageo PLC, Sponsored ADR	7,500	1,437,675
McCormick & Co., Inc.	14,000	1,236,480
PepsiCo, Inc.	10,000	1,481,700
Procter & Gamble Co. (The)	9,000	1,214,370
Sysco Corp.	20,000	1,555,000
The Hershey Co.	9,000	1,567,620
		15,508,360
Energy (2.2%)
Chevron Corp.	7,500	785,550
Exxon Mobil Corp.	17,500	1,103,900
Schlumberger NV	75,000	2,400,750
		4,290,200
Financials (14.5%)
American Express Co.	15,000	2,478,450
Berkshire Hathaway, Inc., Class B (a)	10,000	2,779,200
Chubb Ltd.	10,000	1,589,400
Cincinnati Financial Corp.	20,000	2,332,400
Commerce Bancshares, Inc.	2,625	195,720
FactSet Research Systems, Inc.	5,500	1,845,855
JPMorgan Chase & Co.	30,000	4,666,200
Moody’s Corp.	4,000	1,449,480
Northern Trust Corp.	22,500	2,601,450
PNC Financial Services Group, Inc.	17,500	3,338,300
T. Rowe Price Group, Inc.	20,000	3,959,400
U.S. Bancorp	25,000	1,424,250
		28,660,105
Health Care (11.6%)
Becton, Dickinson & Co.	15,000	3,647,850
Dentsply Sirona, Inc.	25,000	1,581,500
Edwards Lifesciences Corp. (a)	22,500	2,330,325
Johnson & Johnson	17,500	2,882,950
Medtronic PLC	10,000	1,241,300
Merck & Co., Inc.	16,500	1,283,205
Mettler-Toledo International, Inc. (a)	1,500	2,078,010
Organon & Co. (a)	1,650	49,929
Stryker Corp.	12,000	3,116,760
UnitedHealth Group, Inc.	12,000	4,805,280
		23,017,109
Industrials (12.1%)
3M Co.	9,000	1,787,670
Deere & Co.	4,750	1,675,373
Donaldson Co., Inc.	15,000	952,950
Honeywell International, Inc.	10,000	2,193,500
Hubbell, Inc.	15,000	2,802,600
Illinois Tool Works, Inc.	15,000	3,353,400
Union Pacific Corp.	22,500	4,948,425
United Parcel Service, Inc., Class B	15,000	3,119,550
W.W. Grainger, Inc.	7,000	3,066,000
		23,899,468
Information Technology (26.3%)
Accenture PLC, Class A	25,000	7,369,750
Apple, Inc.	105,000	14,380,800
Automatic Data Processing, Inc.	20,000	3,972,400
Cisco Systems, Inc.	20,000	1,060,000
Intuit, Inc.	2,000	980,340
Microsoft Corp.	54,500	14,764,049
Oracle Corp.	40,000	3,113,600
Visa, Inc., Class A	28,000	6,546,960
		52,187,899
Materials (2.3%)
Air Products & Chemicals, Inc.	5,000	1,438,400
AptarGroup, Inc.	10,000	1,408,400
PPG Industries, Inc.	10,000	1,697,700
		4,544,500
Utilities (1.1%)
Eversource Energy	27,000	2,166,480
		2,166,480
TOTAL COMMON STOCKS (Cost $60,824,841)		196,187,692

Investment Companies (0.8%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.03% (b)	1,535,051	1,535,051
TOTAL INVESTMENT COMPANIES (Cost $1,535,051)		1,535,051

Total Investments (Cost $62,359,892) — 99.8%		197,722,743
Other assets in excess of liabilities — 0.2%		443,163
NET ASSETS — 100.0%		$198,165,906

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2021.

ADR	American Depositary Receipt

PLC	Public Limited Company

10	See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at fair value (cost $62,359,892)	$197,722,743
Dividends receivable	202,809
Receivable for capital shares issued	377,545
Prepaid expenses	5,628
Total Assets	198,308,725
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	120,574
Administration and accounting	9,379
Chief compliance officer	1,371
Custodian	2,432
Shareholder servicing fees	349
Transfer agent	3,654
Trustee	1,065
Other	3,995
Total Liabilities	142,819
Net Assets	$198,165,906
Composition of Net Assets:
Paid in capital	$58,624,854
Total distributable earnings/(loss)	139,541,052
Net Assets	$198,165,906
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,249,561
Net Asset Value, Offering Price and Redemption price per share	$37.75

Statement of Operations
For the period ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$1,341,059
Total Investment Income	1,341,059
Expenses:
Investment adviser	678,428
Administration and accounting	38,130
Chief compliance officer	4,881
Custodian	12,555
Shareholder servicing	2,093
Transfer agency	17,406
Trustee	4,666
Other	21,653
Total expenses	779,812
Net Expenses	779,812
Net Investment Income	561,247
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,941,604
Change in unrealized appreciation/depreciation on investments	22,679,114
Net realized/unrealized gains (losses) on investments	24,620,718
Change in Net Assets Resulting from Operations	$25,181,965

See Notes to Financial Statements	11

Financial Statements	Boston Trust Equity Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$561,247	$1,389,771
Net realized gains from investment transactions	1,941,604	4,210,057
Change in unrealized appreciation/depreciation on investments	22,679,114	14,438,744
Change in Net Assets Resulting from Operations	25,181,965	20,038,572
Distributions to shareholders:
Total Distributions	—	(4,722,166)
Change in Net Assets Resulting from distributions to shareholders	—	(4,722,166)
Capital Share Transactions:
Proceeds from shares issued	8,165,906	2,383,276
Dividends reinvested	—	2,304,416
Cost of shares redeemed	(3,669,254)	(11,167,756)
Change in Net Assets Resulting from Capital Share Transactions	4,496,652	(6,480,064)
Change in Net Assets	29,678,617	8,836,342
Net Assets:
Beginning of period	168,487,289	159,650,947
End of period	$198,165,906	$168,487,289
Share Transactions:
Issued	229,933	86,983
Reinvested	—	71,588
Redeemed	(103,821)	(437,884)
Change in shares	126,112	(279,313)

12	See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six						For the nine
	months		For the year	For the year	For the year	For the year	months
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2021		31, 2020	31, 2019	31, 2018	31, 2017	31, 2016
Net Asset Value, Beginning of Period	$32.89		$29.55	$22.64	$23.63	$20.09	$19.70

Investment Activities:
Operations:
Net investment income	0.11		0.27	0.24	0.22	0.23	0.16
Net realized/unrealized gains (losses) from investments	4.75		4.00	6.94	(0.80)	3.92	1.58
Total from investment activities	4.86		4.27	7.18	(0.58)	4.15	1.74
Dividends:
Net investment income	—		(0.27)	(0.24)	(0.23)	(0.23)	(0.20)
Net realized gains from investments	—		(0.66)	(0.03)	(0.18)	(0.38)	(1.15)
Total dividends	—		(0.93)	(0.27)	(0.41)	(0.61)	(1.35)

Net Asset Value, End of Period	$37.75		$32.89	$29.55	$22.64	$23.63	$20.09

Total Return	14.78	%(a)	14.53%	31.74%	(2.55)%	20.67%	8.82	%(a)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$198,166		$168,487	$159,651	$125,844	$134,006	$118,824
Ratio of net expenses to average net assets	0.86	%(b)	0.90%	0.91%	0.92%	0.93%	0.96	%(b)
Ratio of net investment income to average net assets	0.62	%(b)	0.93%	0.88%	0.91%	1.02%	1.01	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.86	%(b)	0.90%	0.91%	0.92%	0.93%	0.96	%(b)
Portfolio turnover rate	2.57	%(a)	9.30%	2.61%	1.67%	9.00%	6.65	%(a)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period ended December 31, 2016, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements	13

Boston Trust Midcap Fund

Schedule of Portfolio Investments	June 30, 2021 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.2%)
Communication Services (3.1%)
Electronic Arts, Inc.	16,900	2,430,727
Omnicom Group, Inc.	29,300	2,343,707
		4,774,434
Consumer Discretionary (11.3%)
AutoZone, Inc. (a)	1,450	2,163,719
Carter’s, Inc.	24,850	2,563,775
eBay, Inc.	45,000	3,159,450
Hyatt Hotels Corp., Class A (a)	23,450	1,820,658
O’Reilly Automotive, Inc. (a)	3,100	1,755,251
Ross Stores, Inc.	17,475	2,166,900
Service Corporation International	29,325	1,571,527
Tractor Supply Co.	12,550	2,335,052
		17,536,332
Consumer Staples (3.6%)
Church & Dwight Co., Inc.	19,150	1,631,963
The Hershey Co.	13,125	2,286,112
The JM Smucker Co.	13,280	1,720,690
		5,638,765
Energy (1.8%)
Baker Hughes Co.	120,950	2,766,127
		2,766,127
Financials (14.0%)
Brown & Brown, Inc.	29,825	1,584,901
CBOE Global Markets, Inc.	17,450	2,077,423
Everest Re Group Ltd.	6,725	1,694,767
FactSet Research Systems, Inc.	8,825	2,961,758
M&T Bank Corp.	20,475	2,975,223
Northern Trust Corp.	27,125	3,136,192
SEI Investments Co.	45,425	2,814,987
Signature Bank	6,525	1,602,866
T. Rowe Price Group, Inc.	14,325	2,835,920
		21,684,037
Health Care (14.6%)
Agilent Technologies, Inc.	16,250	2,401,912
Cerner Corp.	22,300	1,742,968
Chemed Corp.	3,350	1,589,575
Henry Schein, Inc. (a)	18,375	1,363,241
Hill-Rom Holdings, Inc.	21,450	2,436,505
Laboratory Corp. of America Holdings (a)	5,900	1,627,515
Mettler-Toledo International, Inc. (a)	1,235	1,710,895
Steris PLC	11,150	2,300,244
Teleflex, Inc.	4,025	1,617,205
The Cooper Companies., Inc.	5,150	2,040,791
Waters Corp. (a)	5,175	1,788,532
Zimmer Biomet Holdings, Inc.	12,425	1,998,189
		22,617,572
Industrials (15.8%)
AMETEK, Inc.	11,575	1,545,263
AO Smith Corp.	22,450	1,617,747
Cummins, Inc.	7,700	1,877,337
Donaldson Co., Inc.	34,050	2,163,196
Expeditors International of Washington,Inc.	17,950	2,272,470
Hubbell, Inc.	11,325	2,115,963
Lincoln Electric Holdings, Inc.	12,750	1,679,303
Masco Corp.	38,900	2,291,599
Nordson Corp.	6,525	1,432,303
Snap-on, Inc.	10,275	2,295,742
The Middleby Corp. (a)	9,000	1,559,340
Verisk Analytics, Inc.	8,525	1,489,488
W.W. Grainger, Inc.	5,250	2,299,500
		24,639,251
Information Technology (18.9%)
Akamai Technologies, Inc. (a)	14,375	1,676,125
Amdocs Ltd.	20,450	1,582,012
Amphenol Corp., Class A	32,900	2,250,689
ANSYS, Inc. (a)	3,875	1,344,858
Aspen Technology, Inc. (a)	18,275	2,513,543
Broadridge Finance Solutions, Inc.	11,525	1,861,633
CDK Global, Inc.	25,600	1,272,064
Check Point Software Technologies Ltd. (a)	12,450	1,445,819
Citrix Systems, Inc.	17,025	1,996,521
Dolby Laboratories, Inc., Class A	15,100	1,484,179
F5 Networks, Inc. (a)	11,475	2,141,924
IPG Photonics Corp. (a)	7,025	1,480,659
Paychex, Inc.	32,525	3,489,933
Synopsys, Inc. (a)	8,500	2,344,214
TE Connectivity Ltd.	19,175	2,592,652
		29,476,825
Materials (5.6%)
AptarGroup, Inc.	14,175	1,996,407
Avery Dennison Corp.	13,950	2,932,848
Packaging Corporation of America	13,800	1,868,796
RPM International, Inc.	21,575	1,913,271
		8,711,322
Real Estate (5.1%)
Alexandria Real Estate Equities, Inc.	7,475	1,360,002
AvalonBay Communities, Inc.	7,525	1,570,392
CyrusOne, Inc.	15,950	1,140,744
Jones Lang LaSalle, Inc. (a)	11,850	2,316,201
Realty Income Corp.	23,900	1,595,086
		7,982,425
Utilities (5.4%)
Atmos Energy Corp.	16,750	1,609,843
Consolidated Edison, Inc.	25,175	1,805,551
Eversource Energy	34,925	2,802,382
ONE Gas, Inc.	28,950	2,145,774
		8,363,550

TOTAL COMMON STOCKS (Cost $97,225,986)		154,190,640

Investment Companies (0.7%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.03% (b)	1,131,331	1,131,331
TOTAL INVESTMENT COMPANIES (Cost $1,131,331)		1,131,331

Total Investments (Cost $98,357,317) — 99.9%		155,321,971
Other assets in excess of liabilities — 0.1%		94,855
NET ASSETS — 100.0%		$155,416,826

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2021.

PLC	Public Limited Company

14	See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at fair value (cost $98,357,317)	$155,321,971
Dividends receivable	163,552
Receivable for capital shares issued	51,027
Prepaid expenses	12,476
Total Assets	155,549,026
Liabilities:
Payable for capital shares redeemed	2,980
Accrued expenses and other liabilities:
Investment adviser	99,696
Administration and accounting	8,492
Chief compliance officer	1,255
Custodian	2,301
Shareholder servicing fees	7,733
Transfer agent	4,260
Trustee	966
Other	4,517
Total Liabilities	132,200
Net Assets	$155,416,826
Composition of Net Assets:
Paid in capital	$95,242,078
Total distributable earnings/(loss)	60,174,748
Net Assets	$155,416,826
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,612,875
Net Asset Value, Offering Price and Redemption price per share	$23.50

Statement of Operations
For the period ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$1,075,993
Total Investment Income	1,075,993
Expenses:
Investment adviser	554,005
Administration and accounting	32,010
Chief compliance officer	4,133
Custodian	10,752
Shareholder servicing	80,208
Transfer agency	19,002
Trustee	3,956
Other	27,345
Gross expense before recoupment	731,411
Recoupment of prior expenses reimbursed by the investment adviser	7,542
Total expenses	738,953
Net Expenses	738,953
Net Investment Income	337,040
Net Realized/Unrealized Gains (Losses) from
Investments:
Net realized gains from investment transactions	2,726,307
Change in unrealized appreciation/depreciation on investments	13,401,553
Net realized/unrealized gains (losses) on investments	16,127,860
Change in Net Assets Resulting from Operations	$16,464,900

See Notes to Financial Statements	15

Financial Statements	Boston Trust Midcap Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$337,040	$758,113
Net realized gains from investment transactions	2,726,307	620,497
Change in unrealized appreciation/depreciation on investments	13,401,553	6,536,438
Change in Net Assets Resulting from Operations	16,464,900	7,915,048
Distributions to shareholders:
Total Distributions	—	(1,650,010)
Change in Net Assets Resulting from distributions to shareholders	—	(1,650,010)
Capital Share Transactions:
Proceeds from shares issued	13,537,275	38,228,874
Dividends reinvested	—	1,347,943
Cost of shares redeemed	(14,308,239)	(51,423,640)
Change in Net Assets Resulting from Capital Share Transactions	(770,964)	(11,846,823)
Change in Net Assets	15,693,936	(5,581,785)
Net Assets:
Beginning of period	139,722,890	145,304,675
End of period	$155,416,826	$139,722,890
Share Transactions:
Issued	603,468	2,120,345
Reinvested	—	64,805
Redeemed	(638,520)	(2,969,777)
Change in shares	(35,052)	(784,627)

16	See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the six						For the nine
	months		For the year	For the year	For the year	For the year	months
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2021		31, 2020	31, 2019	31, 2018	31, 2017	31, 2016
Net Asset Value, Beginning of Period	$21.02		$19.55	$15.78	$17.26	$15.34	$15.29

Investment Activities:
Operations:
Net investment income	0.05		0.12	0.10	0.08	0.08	0.12
Net realized/unrealized gains (losses) from investments	2.43		1.60	4.39	(0.62)	2.98	1.01
Total from investment activities	2.48		1.72	4.49	(0.54)	3.06	1.13
Dividends:
Net investment income	—		(0.12)	(0.09)	(0.08)	(0.08)	(0.13)
Net realized gains from investments	—		(0.13)	(0.63)	(0.86)	(1.06)	(0.95)
Total dividends	—		(0.25)	(0.72)	(0.94)	(1.14)	(1.08)

Net Asset Value, End of Period	$23.50		$21.02	$19.55	$15.78	$17.26	$15.34

Total Return	11.80	%(a)	8.81%	28.59%	(3.36)%	20.01%	7.29	%(a)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$155,417		$139,723	$145,305	$74,863	$61,548	$50,495
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	0.98%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.46	%(b)	0.59%	0.67%	0.54%	0.46%	0.99	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.00	%(b)	1.05%	1.04%	0.98%	0.98%	1.02	%(b)
Portfolio turnover rate	6.92	%(a)	38.33%	18.46%	19.34%	23.22%	14.53	%(a)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements	17

Boston Trust SMID Cap Fund

Schedule of Portfolio Investments	June 30, 2021 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.2%)
Communication Services (2.7%)
Interpublic Group of Cos., Inc.	242,600	7,882,074
Omnicom Group, Inc.	83,925	6,713,161
		14,595,235
Consumer Discretionary (12.2%)
Carter’s, Inc.	63,925	6,595,142
Cavco Industries, Inc. (a)	24,200	5,376,998
Choice Hotels International, Inc.	67,150	7,981,449
Columbia Sportswear Co.	67,300	6,619,628
Dorman Products, Inc. (a)	37,375	3,874,666
Service Corporation International	151,025	8,093,430
Texas Roadhouse, Inc.	54,200	5,214,040
TopBuild Corp. (a)	32,650	6,457,517
Tractor Supply Co.	36,125	6,721,418
Williams Sonoma, Inc.	56,300	8,988,295
		65,922,583
Consumer Staples (4.1%)
Flowers Foods, Inc.	332,350	8,042,870
Lamb Weston Holdings, Inc.	62,625	5,051,333
The JM Smucker Co.	72,300	9,367,911
		22,462,114
Energy (1.8%)
Baker Hughes Co.	202,250	4,625,458
Helmerich & Payne, Inc.	159,325	5,198,774
		9,824,232
Financials (14.0%)
American Financial Group, Inc.	57,000	7,109,040
Brown & Brown, Inc.	107,375	5,705,908
CBOE Global Markets, Inc.	49,650	5,910,833
Cohen & Steers, Inc.	65,500	5,376,895
East West Bancorp, Inc.	97,500	6,989,775
FactSet Research Systems, Inc.	22,150	7,433,762
M&T Bank Corp.	71,675	10,415,093
SEI Investments Co.	167,810	10,399,185
Signature Bank	38,750	9,518,938
UMB Financial Corp.	73,750	6,863,175
		75,722,604
Health Care (16.6%)
Charles River Laboratories
International, Inc. (a)	31,330	11,589,594
Chemed Corp.	16,900	8,019,050
Henry Schein, Inc. (a)	88,825	6,589,927
Hill-Rom Holdings, Inc.	88,975	10,106,670
Medpace Holdings, Inc. (a)	62,800	11,092,364
PerkinElmer, Inc.	80,198	12,383,372
Steris PLC	47,196	9,736,535
The Cooper Companies., Inc.	26,687	10,575,258
Waters Corp. (a)	29,700	10,264,617
		90,357,387
Industrials (15.8%)
AO Smith Corp.	105,825	7,6 25,749
Applied Industrial Technologies, Inc.	69,350	6,315,011
C.H. Robinson Worldwide, Inc.	42,050	3,938,824
Donaldson Co., Inc.	119,875	7,615,659
Expeditors International of Washington, Inc.	85,200	10,786,320
Hubbell, Inc.	49,340	9,218,686
Lincoln Electric Holdings, Inc.	60,775	8,004,674
Masco Corp.	93,170	5,488,645
Nordson Corp.	31,300	6,870,663
Robert Half International, Inc.	45,475	4,045,911
The Middleby Corp. (a)	29,500	5,111,170
The Toro Co.	49,000	5,384,120
UniFirst Corp.	22,900	5,373,256
		85,778,688
Information Technology (16.1%)
Akamai Technologies, Inc. (a)	76,700	8,943,220
Amdocs Ltd.	67,800	5,245,008
Aspen Technology, Inc. (a)	78,080	10,739,122
Broadridge Finance Solutions, Inc.	39,925	6,449,085
CDK Global, Inc.	80,650	4,007,499
Citrix Systems, Inc.	70,075	8,217,695
Dolby Laboratories, Inc., Class A	39,125	3,845,596
F5 Networks, Inc. (a)	34,600	6,458,436
IPG Photonics Corp. (a)	36,800	7,756,336
Jack Henry & Associates, Inc.	32,450	5,305,900
Manhattan Associates, Inc. (a)	53,800	7,792,392
NetApp, Inc.	88,425	7,234,934
Progress Software Corp.	116,000	5,365,000
		87,360,223
Materials (6.0%)
AptarGroup, Inc.	47,625	6,707,505
Avery Dennison Corp.	45,725	9,613,224
Packaging Corporation of America	41,300	5,592,846
RPM International, Inc.	118,400	10,499,712
		32,413,287
Real Estate (7.4%)
CoreSite Realty Corp.	60,000	8,075,999
CubeSmart	99,225	4,596,102
CyrusOne, Inc.	34,300	2,453,136
Jones Lang LaSalle, Inc. (a)	46,819	9,151,242
Lamar Advertising Co., Class A	71,675	7,484,304
Physicians Realty Trust	211,200	3,900,864
STAG Industrial, Inc.	114,400	4,281,992
		39,943,639
Utilities (2.5%)
Atmos Energy Corp.	54,325	5,221,176
IDACORP, Inc.	43,300	4,221,750
ONE Gas, Inc.	54,837	4,064,518
		13,507,444
TOTAL COMMON STOCKS (Cost $432,564,636)		537,887,436

Investment Companies (0.7%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.03% (b)	3,886,302	3,886,302
TOTAL INVESTMENT COMPANIES (Cost $3,886,302)		3,886,302

Total Investments (Cost $436,450,938) — 99.9%		541,773,738
Other assets in excess of liabilities — 0.1%		331,798
NET ASSETS — 100.0%		$542,105,536

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2021.

PLC	Public Limited Company

18	See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments, at fair value (cost $436,450,938)	$541,773,738
Dividends receivable	388,284
Receivable for capital shares issued	340,562
Prepaid expenses	8,693
Total Assets	542,511,277
Liabilities:
Payable for capital shares redeemed	108,433
Accrued expenses and other liabilities:
Investment adviser	284,338
Administration and accounting	7,622
Chief compliance officer	444
Custodian	817
Transfer agent	1,906
Trustee	340
Other	1,841
Total Liabilities	405,741
Net Assets	$542,105,536
Composition of Net Assets:
Paid in capital	$430,434,564
Total distributable earnings/(loss)	111,670,972
Net Assets	$542,105,536
Shares outstanding (par value $0.01, unlimited number of shares authorized)	24,172,251
Net Asset Value, Offering Price and Redemption price per share	$22.43

Statement of Operations

For the period ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$3,974,607
Total Investment Income	3,974,607
Expenses:
Investment adviser	1,694,117
Administration and accounting	76,997
Chief compliance officer	8,924
Custodian	24,031
Shareholder servicing	213
Transfer agency	16,216
Trustee	8,245
Other	47,225
Total expenses before fee reductions	1,875,968
Fees contractually reduced by the investment adviser	(180,470)
Net Expenses	1,695,498
Net Investment Income	2,279,109
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	7,256,550
Change in unrealized appreciation/depreciation on investments	56,717,846
Net realized/unrealized gains (losses) on investments	63,974,3 96
Change in Net Assets Resulting from Operations	$66,253,505

See Notes to Financial Statements	19

Financial Statements	Boston Trust SMID Cap Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,279,109	$1,415,730
Net realized gains/(losses) from investment transactions	7,256,550	(3,112,444)
Change in unrealized appreciation/depreciation on investments	56,717,846	32,345,630
Change in Net Assets Resulting from Operations	66,253,505	30,648,916
Distributions to shareholders:
Total Distributions	–	(1,697,179)
Return of capital	–	(46,102)
Change in Net Assets Resulting from distributions to shareholders	–	(1,743,281)
Capital Share Transactions:
Proceeds from shares issued	299,227,976	114,366,780
Dividends reinvested	–	1,716,616
Cost of shares redeemed	(49,451,082)	(40,626,345)
Cost of in-kind shares redeemed	–	(4,663,238)
Change in Net Assets Resulting from Capital Share Transactions	249,776,894	70,793,813
Change in Net Assets	316,030,399	99,699,448
Net Assets:
Beginning of period	226,075,137	126,375,689
End of period	$542,105,536	$226,075,137
Share Transactions:
Issued	14,779,242	7,221,313
Reinvested	–	89,828
Redeemed	(2,360,597)	(2,372,199)
Redeemed in-kind	–	(244,533)
Change in shares	12,418,645	4,694,409

20	See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six							For the nine
	months		For the year		For the year	For the year	For the year	months
	ended		ended		ended	ended	ended	ended
	June 30,		December		December	December	December	December
	2021		31, 2020		31, 2019	31, 2018	31, 2017	31, 2016
Net Asset Value, Beginning of Period	$19.23		$17.90		$14.63	$15.79	$13.48	$12.49

Investment Activities:
Operations:
Net investment income	0.11		0.12		0.14	0.11	0.07	0.13
Net realized/unrealized gains (losses) from investments	3.09		1.36		3.76	(0.98)	2.41	1.72
Total from investment activities	3.20		1.48		3.90	(0.87)	2.48	1.85
Dividends:
Net investment income	–		(0.13)		(0.12)	(0.12)	(0.08)	(0.15)
Net realized gains from investments	–		(0.02)		(0.51)	(0.17)	(0.09)	(0.71)
Total dividends	–		(0.15)		(0.63)	(0.29)	(0.17)	(0.86)

Net Asset Value, End of Period	$22.43		$19.23		$17.90	$14.63	$15.79	$13.48

Total Return	16.64	%(a)	8.26%		26.74%	(5.62)%	18.39%	14.67	%(a)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$542,106		$226,075		$126,376	$74,299	$56,443	$6,510
Ratio of net expenses to average net assets	0.75	%(b)	0.75%		0.75%	0.75%	0.75%	0.75	%(b)
Ratio of net investment income to average net assets	1.01	%(b)	0.89%		0.85%	0.77%	0.85%	1.31	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.83	%(b)	0.91%		0.95%	0.98%	1.04%	1.61	%(b)
Portfolio turnover rate	23.71	%(a)	51.26	%(d)	24.08%	14.98%	37.44%	22.69	%(a)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

(d)	Excludes impact of in-kind transactions.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements	21

Read our 2020 Annual ESG Impact Report online

We invite you to read our Annual ESG Impact Report online, which provides an in-depth view of the ways in which Boston Trust Walden Company promotes business sustainability and achieve impact on behalf of clients.

The report can be found at: www.bostontrustwalden.com/insights/annual-esg-impact-report-2020/

Included in this report:

Investment Performance (Unaudited)	Boston Trust Walden Balanced Fund
Boston Trust Walden Equity Fund
June 30, 2021

	For the periods ended 6/30/21
	Aggregate	Average Annual Total Returns
								Since
	Six							Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	20 Years	(6/20/99)
Boston Trust Walden Balanced Fund[1]	10.08%	26.04%	12.81%	11.54%	9.60%	7.76%	6.81%	6.34%
Boston Trust Walden Equity Fund[1]	14.54%	40.99%	18.02%	16.61%	13.06%	10.22%	8.77%	7.90%
S&P 500 Index	15.25%	40.79%	18.67%	17.65%	14.84%	10.73%	8.61%	7.45%
Bloomberg Barclays U.S. Government/Credit Bond Index	-1.96%	-0.39%	5.95%	3.31%	3.71%	4.58%	4.72%	5.00%
FTSE 3-Month U.S. T-Bill Index	0.03%	0.08%	1.31%	1.14%	0.60%	1.02%	1.30%	1.69%

Hypothetical Growth of a $100,000 Investment

The above charts represent a 10-year hypothetical $100,000 investment in the Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund, and includes the reinvestment of dividends and capital gains in the Funds. The returns shown on the table and the graphs do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Balanced Fund is measured against a combination of equity and fixed income indices. The Boston Trust Walden Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Bond Index. The FTSE 3 Month US T-Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indexes are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Boston Trust Walden Balanced Fund

Fund Net Asset Value:	$24.02
Gross Expense Ratio[1]:	1.02%

Boston Trust Walden Equity Fund

Fund Net Asset Value:	$33.01
Gross Expense Ratio[1]:	1.06%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from each Fund’s prospectus dated May 1, 2021. The contractual fee limit under each Fund’s expense limitation agreement is 1.00% of each Fund’s average annual net assets, subject to certain limitations as described in each Fund’s prospectus. Please see each Fund’s most recent prospectus for details. Additional information pertaining to each Fund’s expense ratio as of June 30, 2021 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2022 and may be renewed thereafter.

Investment Performance (Unaudited)	Boston Trust Walden Midcap Fund
June 30, 2021

	For the periods ended 6/30/21
	Aggregate	Average Annual Total Returns
					Since
	Six				Inception
	Months	1 Year	3 Years	5 Years	(8/1/11)
Boston Trust Walden Midcap Fund[1]	11.92%	36.62%	13.79%	13.59%	12.25%
Russell MidCap® Index	16.25%	49.80%	16.45%	15.62%	13.87%

Hypothetical Growth of a $100,000 Investment

The above chart represents a hypothetical $100,000 investment in the Boston Trust Walden Midcap Fund from August 1, 2011 to June 30, 2021, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$22.06
Gross Expense Ratio[1]:	1.02%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2021. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2021 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2022 and may be renewed thereafter.

Investment Performance (Unaudited)	Boston Trust Walden SMID Cap Fund
June 30, 2021

	For the periods ended 6/30/21
	Aggregate	Average Annual Total Returns
					Since
	Six				Inception
	Months	1 Year	3 Years	5 Years	(6/28/12)
Boston Trust Walden SMID Cap Fund[1]	15.93%	42.67%	13.16%	14.80%	13.30%
Russell 2500™ Index	16.97%	57.79%	15.24%	16.35%	15.03%

Hypothetical Growth of a $100,000 Investment

The above chart represents a hypothetical $100,000 investment in the Boston Trust Walden SMID Cap Fund from June 28, 2012 to June 30, 2021, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$22.49
Gross Expense Ratio[1]:	1.05%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2021 The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2021 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2022 and may be renewed thereafter .

Investment Performance (Unaudited)	Boston Trust Walden Small Cap Fund
June 30, 2021

	For the periods ended 6/30/21
	Aggregate	Average Annual Total Returns
							Since
	Six						Inception
	Months	1 Year	3 Years	5 Years	10 Years	15 Years	(12/31/94)
Boston Trust Walden Small Cap Fund[1]	16.33%	48.27%	13.47%	14.43%	10.80%	10.17%	11.32%
Russell 2000® Index	17.54%	62.03%	13.52%	16.47%	12.34%	9.51%	10.22%

Hypothetical Growth of a $100,000 Investment

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Walden Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that tracks the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$17.81
Gross Expense Ratio[1]:	1.06%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2021 The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2021 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2022 and may be renewed thereafter

Investment Performance (Unaudited)	Boston Trust Walden International Equity Fund
June 30, 2021

	For the periods ended 6/30/21
	Aggregate	Average Annual Total Returns
					Since
	Six				Inception
	Months	1 Year	3 Years	5 Years	(6/9/15)
Boston Trust Walden International Equity Fund	8.95%	27.52%	8.31%	8.96%	6.31%
MSCI World ex-USA Index (Net)	9.92%	33.60%	8.57%	10.36%	6.47%
FTSE All-World Developed ex-US Index	10.07%	36.00%	9.56%	11.36%	7.47%

Hypothetical Growth of a $1,000,000 Investment

The above chart represents a hypothetical $1,000,000 investment in the Boston Trust Walden International Equity Fund from June 9, 2015 to June 30, 2021, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Walden International Equity Fund is measured against the MSCI World ex-USA Index. The MSCI World ex-USA Index captures large- and mid-cap representation of developed markets countries, excluding the United States. This index is unmanaged and the performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$13.39
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]	The Gross Expense Ratio is from the Fund’s prospectus dated May 1, 2021. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2021 can be found in the financial highlights included in this report.

Boston Trust Walden Balanced Fund
Schedule of Portfolio Investments	June 30, 2021 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (73.0%)
Communication Services (7.5%)
Alphabet, Inc., Class A (a)	1,000	2,441,790
Alphabet, Inc., Class C (a)	2,450	6,140,484
Charter Communications, Inc., Class A (a)	2,445	1,763,945
Comcast Corp., Class A	26,000	1,482,520
Electronic Arts, Inc.	8,300	1,193,789
The Walt Disney Co. (a)	8,500	1,494,045
		14,516,573
Consumer Discretionary (7.2%)
AutoZone, Inc. (a)	800	1,193,776
Dollar General Corp.	7,000	1,514,730
eBay, Inc.	20,125	1,412,976
Lowe’s Cos., Inc.	4,500	872,865
McDonald’s Corp.	5,500	1,270,445
NIKE, Inc., Class B	17,000	2,626,330
Ross Stores, Inc.	13,000	1,612,000
Starbucks Corp.	18,000	2,012,580
The Home Depot, Inc.	4,500	1,435,005
		13,950,707
Consumer Staples (4.3%)
Colgate-Palmolive Co.	13,400	1,090,090
Costco Wholesale Corp.	6,500	2,571,855
Estee Lauder Cos., Inc., Class A	6,000	1,908,480
PepsiCo, Inc.	11,500	1,703,955
The Hershey Co.	6,325	1,101,689
		8,376,069
Energy (1.7%)
ConocoPhillips	53,000	3,227,700
		3,227,700
Financials (11.3%)
American Express Co.	10,500	1,734,915
Chubb Ltd.	7,500	1,192,050
Cincinnati Financial Corp.	13,500	1,574,370
Commerce Bancshares, Inc.	11,550	861,168
FactSet Research Systems, Inc.	3,000	1,006,830
JPMorgan Chase & Co.	24,500	3,810,730
Marsh & McLennan Cos., Inc.	8,000	1,125,440
Moody’s Corp.	4,500	1,630,665
Northern Trust Corp.	20,000	2,312,400
PNC Financial Services Group, Inc.	9,500	1,812,220
T. Rowe Price Group, Inc.	10,000	1,979,700
U.S. Bancorp	45,000	2,563,650
		21,604,138
Health Care (10.3%)
Amgen, Inc.	4,000	975,000
Becton, Dickinson & Co.	7,250	1,763,128
Danaher Corp.	4,300	1,153,948
Intuitive Surgical, Inc. (a)	1,500	1,379,460
Johnson & Johnson	8,250	1,359,105
Medtronic PLC	16,800	2,085,384
Merck & Co., Inc.	15,000	1,166,550
Mettler-Toledo International, Inc. (a)	1,400	1,939,476
Stryker Corp.	9,250	2,402,502
The Cooper Companies., Inc.	3,000	1,188,810
UnitedHealth Group, Inc.	6,750	2,702,970
Waters Corp. (a)	5,500	1,900,855
		20,017,188
Industrials (7.6%)
3M Co.	7,500	1,489,725
Cummins, Inc.	5,500	1,340,955
Deere & Co.	5,500	1,939,905
Donaldson Co., Inc.	19,000	1,207,070
Hubbell, Inc.	8,000	1,494,720
Illinois Tool Works, Inc.	5,000	1,117,800
Lincoln Electric Holdings, Inc.	5,000	658,550
Union Pacific Corp.	9,500	2,089,335
United Parcel Service, Inc., Class B	10,000	2,079,700
W.W. Grainger, Inc.	3,000	1,314,000
		14,731,760
Information Technology (19.6%)
Accenture PLC, Class A	12,000	3,537,480
Akamai Technologies, Inc. (a)	10,000	1,166,000
Analog Devices, Inc.	8,500	1,463,360
Apple, Inc.	66,000	9,039,360
Automatic Data Processing, Inc.	13,000	2,582,060
Cisco Systems, Inc.	38,900	2,061,700
Intel Corp.	18,325	1,028,766
Intuit, Inc.	2,800	1,372,476
Microsoft Corp.	33,000	8,939,700
Oracle Corp.	27,000	2,101,680
TE Connectivity Ltd.	6,000	811,260
Visa, Inc., Class A	16,000	3,741,120
		37,844,962
Materials (2.1%)
Air Products & Chemicals, Inc.	4,500	1,294,560
AptarGroup, Inc.	10,500	1,478,820
PPG Industries, Inc.	8,000	1,358,160
		4,131,540
Utilities (1.4%)
Atmos Energy Corp.	8,000	768,880
Eversource Energy	23,775	1,907,706
		2,676,586
TOTAL COMMON STOCKS (Cost $56,964,771)		141,077,223

	Principal
	Amount ($)
Certificate of Deposit (0.1%)
Certificate of Deposit (0.1%)
Self-Help Federal Credit Union, 1.90%, 12/20/21	200,000	201,792
TOTAL CERTIFICATE OF DEPOSIT (Cost $200,000)		201,792

Corporate Bonds (7.5%)
Communication Services (0.8%)
Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	250,000	275,872
Comcast Corp., 3.95%, 10/15/25, Callable 8/15/25 @ 100	250,000	280,378
Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	1,000,000	956,780
		1,513,030

Consumer Discretionary (0.6%)
Home Depot, Inc., 1.38%, 3/15/31, Callable 12/15/30 @ 100	300,000	287,505

28	See Notes to Financial Statements

Boston Trust Walden Balanced Fund
Schedule of Portfolio Investments	June 30, 2021 (Unaudited)

	Principal
Security Description	Amount ($)	Fair Value ($)
Corporate Bonds (continued)
Consumer Discretionary (continued)
NIKE, Inc., 2.75%, 3/27/27, Callable 1/27/27 @ 100	500,000	539,968
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	370,209
		1,197,682
Consumer Staples (0.4%)
Estee Lauder Cos., Inc. (The), 1.95%, 3/15/31, Callable 12/15/30 @ 100	750,000	751,942

Financials (0.7%)
American Express Co., 2.65%, 12/2/22	287,000	296,478
John Deere Capital Corp., 2.80%, 7/18/29	350,000	378,573
John Deere Capital Corp., 2.95%, 4/1/22, MTN	150,000	153,145
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	539,235
		1,367,431
Health Care (1.4%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	107,626
Healthcare Corp., 1.15%, 6/15/25, Callable 5/15/25 @ 100	100,000	100,693
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	273,919
Pfizer, Inc., 1.70%, 5/28/30, Callable 2/28/30 @100	500,000	499,100
Pfizer, Inc., 3.40%, 5/15/24	100,000	108,324
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	331,044
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,295,324
		2,716,030
Industrials (0.6%)
3M Co., 3.00%, 8/7/25	250,000	271,361
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	206,379
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	200,000	200,953
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	156,925
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	150,000	164,650
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	213,250
		1,213,518
Information Technology (1.5%)
Apple, Inc., 2.20%, 9/11/29, Callable 6/11/29 @ 100	350,000	365,039
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	155,816
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @100	200,000	220,127
Intel Corp., 3.90%, 3/25/30, Callable 12/25/29 @ 100	1,000,000	1,162,052
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	109,282

Information Technology (continued)
Mastercard, Inc., 3.30%, 3/26/27, Callable 1/26/27 @ 100	150,000	166,109
Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @100	200,000	210,260
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	321,603
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @100	275,000	301,134
		3,011,422
Materials (0.8%)
Air Products And Chemicals, Inc., 2.05%, 5/15/30, Callable 2/15/30 @ 100	1,425,000	1,456,300

Utilities (0.7%)
Consolidated Edison Co of New York, Inc., 3.35%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	1,101,538
Midamerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	200,000	218,994
		1,320,532

TOTAL CORPORATE BONDS (Cost $14,104,159)		14,547,887

Municipal Bonds (0.5%)
Georgia (0.2%)
State of Georgia, GO, 1.40%, 8/1/33, Callable 8/1/30 @ 100	350,000	335,210

Hawaii (0.2%)
State of Hawaii, GO, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	498,625

New York (0.1%)
New York State Environmental Facilities Corp., Series C, 1.89%, 7/15/22	190,000	192,997

TOTAL MUNICIPAL BONDS (Cost $1,048,855)		1,026,832

U.S. Government & U.S. Government Agency Obligations (17.8%)
Federal Farm Credit Bank (0.5%)
2.75%, 7/16/27	250,000	275,636
2.85%, 3/2/28	750,000	835,349
		1,110,985
Federal Home Loan Bank (1.7%)
2.88%, 6/14/24	1,000,000	1,070,209
2.88%, 9/13/24	1,000,000	1,074,731
5.50%, 7/15/36	700,000	1,037,268
		3,182,208
Federal National Mortgage Association (3.0%)
1.88%, 9/24/26	1,000,000	1,049,440
2.13%, 4/24/26	1,250,000	1,325,315
2.63%, 9/6/24	3,250,000	3,474,263
		5,849,018
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	14,868	16,475
4.00%, 9/15/41	54,438	60,119

See Notes to Financial Statements	29

Boston Trust Walden Balanced Fund
Schedule of Portfolio Investments	June 30, 2021 (Unaudited)

	Principal
Security Description	Amount ($)	Fair Value ($)
U.S. Government & U.S. Government Agency Obligations (continued)
Government National Mortgage Association (0.0%) (b) (continued)
6.50%, 5/15/32	1,178	1,314
		77,908
Housing & Urban Development (0.3%)
2.70%, 8/1/22	491,000	491,971

U.S. Treasury Inflation Index Note (1.4%)
0.13%, 1/15/31	846,120	932,900
0.25%, 7/15/29	1,043,740	1,162,907
0.75%, 7/15/28	531,800	611,038
		2,706,845
U.S. Treasury Note (10.9%)
0.63%, 8/15/30	1,400,000	1,305,555
0.88%, 11/15/30	1,750,000	1,665,781
1.13%, 2/15/31	6,775,000	6,584,453
1.63%, 8/15/29	5,300,000	5,425,771
2.50%, 2/28/26	750,000	808,008
2.63%, 12/31/23	1,050,000	1,109,534
2.75%, 11/15/23	450,000	475,928
2.75%, 2/28/25	3,500,000	3,772,891
		21,147,921
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,995,880)		34,566,856

Yankee Dollar (0.2%)
Financials (0.2%)
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	372,194
TOTAL YANKEE DOLLAR (Cost $353,412)		372,194

	Shares
Investment Companies (0.8%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.03% (c)	1,583,745	1,583,745
TOTAL INVESTMENT COMPANIES (Cost $1,583,745)		1,583,745

Total Investments (Cost $107,250,822) – 99.9%		193,376,529
Other assets in excess of liabilities – 0.1%		277,431
NET ASSETS – 100.0%		$193,653,960

(a)	Non-income producing security.

(b)	Represents less than 0.05%.

(c)	Rate disclosed is the seven day yield as of June 30, 2021.

GO	General Obligation

MTN	Medium Term Note

PLC	Public Limited Company

30	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Balanced Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at fair value (cost $107,250,822)	$193,376,529
Interest and dividends receivable	440,205
Receivable for capital shares issued	9,007
Prepaid expenses	11,022
Total Assets	193,836,763
Liabilities:
Payable for capital shares redeemed	22,435
Accrued expenses and other liabilities:
Investment adviser	124,162
Administration and accounting	10,898
Chief compliance officer	1,477
Custodian	2,727
Shareholder servicing fees	10,695
Transfer agent	3,957
Trustee	1,133
Other	5,319
Total Liabilities	182,803
Net Assets	$193,653,960
Composition of Net Assets:
Paid in capital	$104,389,102
Total distributable earnings/(loss)	89,264,858
Net Assets	$193,653,960
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,063,120
Net Asset Value, Offering Price and Redemption price per share	$24.02

Statement of Operations
For the period ended June 30, 2021 (Unaudited)

Investment Income:
Interest	$560,640
Dividends	984,215
Total Investment Income	1,544,855
Expenses:
Investment adviser	688,328
Administration and accounting	42,411
Chief compliance officer	5,099
Custodian	13,269
Shareholder servicing	99,668
Transfer agency	18,209
Trustee	4,876
Other	32,281
Gross expense before recoupment	904,141
Recoupment of prior expenses reimbursed by the investment adviser	13,800
Total expenses	917,941
Net Expenses	917,941
Net Investment Income	626,914
Net Realized/Unrealized Gains (Losses) from
Investments:
Net realized gains from investment transactions	1,606,913
Change in unrealized appreciation/depreciation on investments	15,596,749
Net realized/unrealized gains (losses) on investments	17,203,662
Change in Net Assets Resulting from Operations	$17,830,576

See Notes to Financial Statements	31

Financial Statements	Boston Trust Walden Balanced Fund

Statements of Changes in Net Assets

	For the six months ended June 30, 2021	For the year ended December 31, 2020
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$626,914	$1,340,167
Net realized gains from investment transactions	1,606,913	4,321,388
Change in unrealized appreciation/depreciation on investments	15,596,749	8,652,006
Change in Net Assets Resulting from Operations	17,830,576	14,313,561
Distributions to shareholders:
Total Distributions	–	(5,142,308)
Change in Net Assets Resulting from distributions to shareholders	–	(5,142,308)
Capital Share Transactions:
Proceeds from shares issued	9,045,613	28,024,694
Dividends reinvested	–	4,213,462
Cost of shares redeemed	(10,605,239)	(21,918,263)
Change in Net Assets Resulting from Capital Share Transactions	(1,559,626)	10,319,893
Change in Net Assets	16,270,950	19,491,146
Net Assets:
Beginning of period	177,383,010	157,891,864
End of period	$193,653,960	$177,383,010
Share Transactions:
Issued	397,957	1,413,309
Reinvested	–	195,884
Redeemed	(463,006)	(1,088,200)
Change in shares	(65,049)	520,993

32	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Balanced Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the six						For the nine
	months		For the year	For the year	For the year	For the year	months
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2021		31, 2020	31, 2019	31, 2018	31, 2017	31, 2016
Net Asset Value, Beginning of Period	$21.82		$20.76	$17.06	$17.76	$15.74	$15.32

Investment Activities:
Operations:
Net investment income	0.08		0.17	0.19	0.19	0.18	0.13
Net realized/unrealized gains (losses) from investments	2.12		1.54	3.85	(0.52)	2.16	0.77
Total from investment activities	2.20		1.71	4.04	(0.33)	2.34	0.90
Dividends:
Net investment income	–		(0.17)	(0.20)	(0.18)	(0.18)	(0.17)
Net realized gains from investments	–		(0.48)	(0.14)	(0.19)	(0.14)	(0.31)
Total dividends	–		(0.65)	(0.34)	(0.37)	(0.32)	(0.48)

Net Asset Value, End of Period	$24.02		$21.82	$20.76	$17.06	$17.76	$15.74

Total Return	10.08	%(a)	8.26%	23.70%	(1.90)%	14.88%	5.87	%(a)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$193,654		$177,383	$157,892	$124,495	$121,356	$101,126
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.68	%(b)	0.84%	1.01%	1.02%	1.08%	1.13	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.00	%(b)	1.02%	1.02%	1.04%	1.03%	1.05	%(b)
Portfolio turnover rate	14.25	%(a)	18.73%	12.99%	8.47%	8.40%	10.18	%(a)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements	33

Boston Trust Walden Equity Fund
Schedule of Portfolio Investments	June 30, 2021 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.0%)
Communication Services (10.1%)
Alphabet, Inc., Class A (a)	2,700	6,592,833
Alphabet, Inc., Class C (a)	4,800	12,030,336
Charter Communications, Inc., Class A (a)	4,879	3,519,955
Comcast Corp., Class A	66,725	3,804,659
Electronic Arts, Inc.	18,000	2,588,940
The Walt Disney Co. (a)	19,000	3,339,630
		31,876,353
Consumer Discretionary (10.1%)
AutoZone, Inc. (a)	2,250	3,357,495
Dollar General Corp.	18,000	3,895,020
eBay, Inc.	40,000	2,808,400
McDonald’s Corp.	11,500	2,656,385
NIKE, Inc., Class B	41,000	6,334,090
Ross Stores, Inc.	35,000	4,340,000
Starbucks Corp.	42,000	4,696,020
The Home Depot, Inc.	12,500	3,986,125
		32,073,535
Consumer Staples (6.0%)
Colgate-Palmolive Co.	20,000	1,627,000
Costco Wholesale Corp.	16,500	6,528,555
Estee Lauder Cos., Inc., Class A	12,500	3,976,000
PepsiCo, Inc.	30,000	4,445,100
The Hershey Co.	14,000	2,438,520
		19,015,175
Energy (2.0%)
ConocoPhillips	105,000	6,394,500
		6,394,500
Financials (14.8%)
American Express Co.	24,375	4,027,481
Chubb Ltd.	20,000	3,178,800
Cincinnati Financial Corp.	17,550	2,046,681
FactSet Research Systems, Inc.	7,500	2,517,075
JPMorgan Chase & Co.	52,000	8,088,080
M&T Bank Corp.	5,000	726,550
Marsh & McLennan Cos., Inc.	19,000	2,672,920
Moody’s Corp.	7,000	2,536,590
Northern Trust Corp.	43,000	4,971,660
PNC Financial Services Group, Inc.	29,500	5,627,420
T. Rowe Price Group, Inc.	23,500	4,652,295
U.S. Bancorp	102,500	5,839,425
		46,884,977
Health Care (14.6%)
Amgen, Inc.	7,000	1,706,250
Becton, Dickinson & Co.	17,500	4,255,825
Danaher Corp.	11,000	2,951,960
Dentsply Sirona, Inc.	15,000	948,900
Intuitive Surgical, Inc. (a)	4,000	3,678,560
Johnson & Johnson	18,000	2,965,320
Medtronic PLC	33,000	4,096,290
Merck & Co., Inc.	35,000	2,721,950
Mettler-Toledo International, Inc. (a)	2,900	4,017,486
Organon & Co. (a)	3,500	105,910
Stryker Corp.	21,000	5,454,330
The Cooper Companies., Inc.	6,000	2,377,620
UnitedHealth Group, Inc.	17,000	6,807,480
Waters Corp. (a)	11,700	4,043,637
		46,131,518
Industrials (10.5%)
3M Co.	19,500	3,873,285
Cummins, Inc.	11,000	2,681,910
Deere & Co.	13,000	4,585,230
Donaldson Co., Inc.	41,450	2,633,319
Hubbell, Inc.	21,000	3,923,640
Illinois Tool Works, Inc.	15,500	3,465,180
Union Pacific Corp.	22,500	4,948,425
United Parcel Service, Inc., Class B	20,500	4,263,385
W.W. Grainger, Inc.	6,500	2,847,000
		33,221,374
Information Technology (26.9%)
Accenture PLC, Class A	27,000	7,959,330
Adobe, Inc. (a)	4,000	2,342,560
Akamai Technologies, Inc. (a)	22,000	2,565,200
Analog Devices, Inc.	18,500	3,184,960
Apple, Inc.	145,000	19,859,200
Automatic Data Processing, Inc.	25,850	5,134,327
Cisco Systems, Inc.	80,000	4,240,000
Intel Corp.	42,500	2,385,950
Intuit, Inc.	5,000	2,450,850
Microsoft Corp.	74,000	20,046,599
Oracle Corp.	60,000	4,670,400
TE Connectivity Ltd.	22,000	2,974,620
Visa, Inc., Class A	32,000	7,482,240
		85,296,236
Materials (2.7%)
Air Products & Chemicals, Inc.	8,000	2,301,440
AptarGroup, Inc.	26,000	3,661,840
PPG Industries, Inc.	16,000	2,716,320
		8,679,600
Utilities (1.3%)
Eversource Energy	51,500	4,132,360
		4,132,360
TOTAL COMMON STOCKS (Cost $121,436,103)		313,705,628

Investment Companies (1.0%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.03% (b)	3,178,666	3,178,666
TOTAL INVESTMENT COMPANIES (Cost $3,178,666)		3,178,666

Total Investments (Cost $124,614,769) – 100.0%		316,884,294
Other assets in excess of liabilities – 0.0%		11,546
NET ASSETS – 100.0%		$316,895,840

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2021.

PLC	Public Limited Company

34	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at fair value (cost $124,614,769)	$316,884,294
Dividends receivable	308,184
Receivable for capital shares issued	31,883
Prepaid expenses	18,446
Total Assets	317,242,807
Liabilities:
Payable for capital shares redeemed	102,371
Accrued expenses and other liabilities:
Investment adviser	192,801
Administration and accounting	14,067
Chief compliance officer	2,022
Custodian	3,571
Shareholder servicing fees	20,076
Transfer agent	3,796
Trustee	1,576
Other	6,687
Total Liabilities	346,967
Net Assets	$316,895,840
Composition of Net Assets:
Paid in capital	$120,121,752
Total distributable earnings/(loss)	196,774,088
Net Assets	$316,895,840
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,601,431
Net Asset Value, Offering Price and Redemption price per share	$33.01

Statement of Operations
For the period ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$2,151,587
Total Investment Income	2,151,587
Expenses:
Investment adviser	1,068,033
Administration and accounting	58,869
Chief compliance officer	7,487
Custodian	19,284
Shareholder servicing	216,426
Transfer agency	18,371
Trustee	7,166
Other	42,233
Total expenses before fee reductions	1,437,869
Fees contractually reduced by the investment adviser	(12,761)
Net Expenses	1,425,108
Net Investment Income	726,479
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,487,977
Change in unrealized appreciation/depreciation on investments	35,865,832
Net realized/unrealized gains (losses) on investments	38,353,809
Change in Net Assets Resulting from Operations	$39,080,288

See Notes to Financial Statements	35

Financial Statements	Boston Trust Walden Equity Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$726,479	$1,894,602
Net realized gains from investment transactions	2,487,977	7,022,165
Change in unrealized appreciation/depreciation on investments	35,865,832	20,925,528
Change in Net Assets Resulting from Operations	39,080,288	29,842,295
Distributions to shareholders:
Total Distributions	–	(10,053,152)
Change in Net Assets Resulting from distributions to shareholders	–	(10,053,152)
Capital Share Transactions:
Proceeds from shares issued	25,164,462	38,832,045
Dividends reinvested	–	7,984,924
Cost of shares redeemed	(11,767,037)	(50,717,437)
Change in Net Assets Resulting from Capital Share Transactions	13,397,425	(3,900,468)
Change in Net Assets	52,477,713	15,888,675
Net Assets:
Beginning of period	264,418,127	248,529,452
End of period	$316,895,840	$264,418,127
Share Transactions:
Issued	814,273	1,564,906
Reinvested	–	282,952
Redeemed	(386,143)	(2,061,965)
Change in shares	428,130	(214,107)

36	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Equity Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the six						For the nine
	months		For the year	For the year	For the year	For the year	months
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2021		31, 2020	31, 2019	31, 2018	31, 2017	31, 2016
Net Asset Value, Beginning of Period	$28.82		$26.47	$20.63	$21.61	$18.82	$17.88

Investment Activities:
Operations:
Net investment income	0.08		0.21	0.20	0.19	0.20	0.14
Net realized/unrealized gains (losses) from investments	4.11		3.28	6.44	(0.72)	3.70	1.44
Total from investment activities	4.19		3.49	6.64	(0.53)	3.90	1.58
Dividends:
Net investment income	–		(0.21)	(0.20)	(0.18)	(0.20)	(0.18)
Net realized gains from investments	–		(0.93)	(0.60)	(0.27)	(0.91)	(0.46)
Total dividends	–		(1.14)	(0.80)	(0.45)	(1.11)	(0.64)

Net Asset Value, End of Period	$33.01		$28.82	$26.47	$20.63	$21.61	$18.82

Total Return	14.54	%(a)	13.28%	32.30%	(2.54)%	20.77%	8.80	%(a)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$316,896		$264,418	$248,529	$192,598	$197,439	$181,830
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.51	%(b)	0.82%	0.83%	0.82%	0.93%	1.00	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.01	%(b)	1.06%	1.07%	1.08%	1.07%	1.09	%(b)
Portfolio turnover rate	4.06	%(a)	14.96%	10.57%	6.51%	9.88%	9.94	%(a)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements	37

Schedule of Portfolio Investments	Boston Trust Walden Midcap Fund June 30, 2021 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.5%)
Communication Services (3.1%)
Electronic Arts, Inc.	10,825	1,556,959
Omnicom Group, Inc.	18,150	1,451,819
		3,008,778
Consumer Discretionary (10.1%)
AutoZone, Inc. (a)	850	1,268,387
Carter’s, Inc.	14,975	1,544,971
eBay, Inc.	26,800	1,881,628
Hyatt Hotels Corp., Class A (a)	14,975	1,162,659
O’Reilly Automotive, Inc. (a)	1,925	1,089,954
Ross Stores, Inc.	10,900	1,351,600
Tractor Supply Co.	7,500	1,395,450
		9,694,649
Consumer Staples (3.7%)
Church & Dwight Co., Inc.	13,350	1,137,687
The Hershey Co.	7,975	1,389,086
The JM Smucker Co.	8,000	1,036,560
		3,563,333
Energy (1.8%)
Baker Hughes Co.	73,850	1,688,950
		1,688,950
Financials (14.4%)
Brown & Brown, Inc.	18,650	991,061
CBOE Global Markets, Inc.	10,200	1,214,310
Everest Re Group Ltd.	4,550	1,146,646
FactSet Research Systems, Inc.	5,375	1,803,904
M&T Bank Corp.	12,050	1,750,985
Northern Trust Corp.	17,275	1,997,335
SEI Investments Co.	29,575	1,832,763
Signature Bank	4,750	1,166,838
T. Rowe Price Group, Inc.	9,575	1,895,562
		13,799,404
Health Care (14.3%)
Agilent Technologies, Inc.	9,575	1,415,280
Cerner Corp.	13,300	1,039,528
Chemed Corp.	2,075	984,587
Henry Schein, Inc. (a)	12,150	901,409
Hill-Rom Holdings, Inc.	13,050	1,482,349
Laboratory Corp. of America Holdings (a)	3,200	882,720
Mettler-Toledo International, Inc. (a)	740	1,025,152
Steris PLC	6,550	1,351,265
Teleflex, Inc.	2,500	1,004,475
The Cooper Companies., Inc.	3,225	1,277,971
Waters Corp. (a)	3,100	1,071,391
Zimmer Biomet Holdings, Inc.	7,875	1,266,458
		13,702,585
Industrials (16.2%)
AMETEK, Inc.	7,375	984,563
AO Smith Corp.	13,600	980,016
Cummins, Inc.	4,525	1,103,240
Donaldson Co., Inc.	22,500	1,429,425
Expeditors International of Washington, Inc.	12,050	1,525,530
Hubbell, Inc.	6,875	1,284,525
Lincoln Electric Holdings, Inc.	7,775	1,024,045
Masco Corp.	25,100	1,478,641
Nordson Corp.	4,200	921,942
Snap-on, Inc.	6,250	1,396,438
The Middleby Corp. (a)	5,350	926,941
Verisk Analytics, Inc.	5,700	995,904
W.W. Grainger, Inc.	3,475	1,522,050
		15,573,260
Information Technology (18.4%)
Akamai Technologies, Inc. (a)	8,725	1,017,335
Amdocs Ltd.	12,000	928,320
Amphenol Corp., Class A	13,075	894,461
ANSYS, Inc. (a)	2,675	928,386
Aspen Technology, Inc. (a)	10,975	1,509,501
Broadridge Finance Solutions, Inc.	7,000	1,130,710
CDK Global, Inc.	14,850	737,897
Check Point Software Technologies Ltd. (a)	7,775	902,911
Citrix Systems, Inc.	10,325	1,210,812
Dolby Laboratories, Inc., Class A	9,575	941,127
F5 Networks, Inc. (a)	7,400	1,381,284
IPG Photonics Corp. (a)	4,175	879,965
Paychex, Inc.	19,775	2,121,858
Synopsys, Inc. (a)	5,525	1,523,739
TE Connectivity Ltd.	12,075	1,632,660
		17,740,966
Materials (5.7%)
AptarGroup, Inc.	8,875	1,249,955
Avery Dennison Corp.	8,700	1,829,088
Packaging Corporation of America	9,400	1,272,948
RPM International, Inc.	12,500	1,108,500
		5,460,491
Real Estate (5.2%)
Alexandria Real Estate Equities, Inc.	4,700	855,118
AvalonBay Communities, Inc.	4,325	902,584
CyrusOne, Inc.	9,950	711,624
Jones Lang LaSalle, Inc. (a)	7,725	1,509,929
Realty Income Corp.	15,075	1,006,105
		4,985,360
Utilities (5.6%)
Atmos Energy Corp.	11,150	1,071,627
Consolidated Edison, Inc.	16,475	1,181,587
Eversource Energy	22,330	1,791,759
ONE Gas, Inc.	18,050	1,337,866
		5,382,839
TOTAL COMMON STOCKS (Cost $60,565,695)		94,600,615

Investment Companies (1.5%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.03% (b)	1,428,832	1,428,832
TOTAL INVESTMENT COMPANIES (Cost $1,428,832)		1,428,832
Total Investments (Cost $61,994,527) – 100.0%		96,029,447
Other assets in excess of liabilities – 0.0%		47,454
NET ASSETS – 100.0%		$96,076,901

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2021.

PLC      Public Limited Company

38	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments, at fair value (cost $61,994,527)	$96,029,447
Dividends receivable	102,005
Receivable for capital shares issued	23,921
Prepaid expenses	8,837
Total Assets	96,164,210
Liabilities:
Payable for capital shares redeemed	10,588
Accrued expenses and other liabilities:
Investment adviser	61,703
Administration and accounting	4,547
Chief compliance officer	650
Custodian	1,196
Shareholder servicing fees	2,337
Transfer agent	3,555
Trustee	500
Other	2,233
Total Liabilities	87,309
Net Assets	$96,076,901
Composition of Net Assets:
Paid in capital	$59,176,270
Total distributable earnings/(loss)	36,900,631
Net Assets	$96,076,901
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,355,179
Net Asset Value, Offering Price and Redemption price per share	$22.06

Statement of Operations

For the period ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$660,706
Total Investment Income	660,706
Expenses:
Investment adviser	336,777
Administration and accounting	19,066
Chief compliance officer	2,430
Custodian	6,368
Shareholder servicing	33,613
Transfer agency	17,378
Trustee	2,320
Other	15,853
Gross expense before recoupment	433,805
Recoupment of prior expenses reimbursed by the investment adviser	15,213
Total expenses	449,018
Net Expenses	449,018
Net Investment Income	211,688
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,114,860
Change in unrealized appreciation/depreciation on investments	7,756,273
Net realized/unrealized gains (losses) on investments	9,871,133
Change in Net Assets Resulting from Operations	$10,082,821

See Notes to Financial Statements	39

Financial Statements	Boston Trust Walden Midcap Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$211,688	$401,589
Net realized gains from investment transactions	2,114,860	2,226,292
Change in unrealized appreciation/depreciation on investments	7,756,273	6,162,796
Change in Net Assets Resulting from Operations	10,082,821	8,790,677
Distributions to shareholders:
Total Distributions	–	(2,575,502)
Change in Net Assets Resulting from distributions to shareholders	–	(2,575,502)
Capital Share Transactions:
Proceeds from shares issued	9,073,143	25,455,556
Dividends reinvested	–	2,228,870
Cost of shares redeemed	(6,027,071)	(13,489,526)
Change in Net Assets Resulting from Capital Share Transactions	3,046,072	14,194,900
Change in Net Assets	13,128,893	20,410,075
Net Assets:
Beginning of period	82,948,008	62,537,933
End of period	$96,076,901	$82,948,008
Share Transactions:
Issued	428,959	1,548,805
Reinvested	–	114,360
Redeemed	(282,374)	(797,789)
Change in shares	146,585	865,376

40	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Midcap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six						For the nine
	months		For the year	For the year	For the year	For the year	months
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2021		31, 2020	31, 2019	31, 2018	31, 2017	31, 2016
Net Asset Value, Beginning of Period	$19.71		$18.71	$15.57	$17.24	$14.90	$14.57

Investment Activities:
Operations:
Net investment income	0.05		0.10	0.12	0.09	0.07	0.11
Net realized/unrealized gains (losses) from investments	2.30		1.53	4.27	(0.66)	2.85	0.97
Total from investment activities	2.35		1.63	4.39	(0.57)	2.92	1.08
Dividends:
Net investment income	–		(0.09)	(0.10)	(0.09)	(0.08)	(0.12)
Net realized gains from investments	–		(0.54)	(1.15)	(1.01)	(0.50)	(0.63)
Total dividends	–		(0.63)	(1.25)	(1.10)	(0.58)	(0.75)

Net Asset Value, End of Period	$22.06		$19.71	$18.71	$15.57	$17.24	$14.90

Total Return	11.92	%(a)	8.76%	28.38%	(3.58)%	19.62%	7.36	%(a)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$96,077		$82,948	$62,538	$45,819	$46,562	$39,059
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.47	%(b)	0.61%	0.68%	0.54%	0.45%	0.97	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.00	%(b)	1.02%	1.00%	1.00%	1.01%	1.04	%(b)
Portfolio turnover rate	10.17	%(a)	38.28%	23.17%	18.66%	24.85%	12.59	%(a)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements	41

Boston Trust Walden SMID Cap Fund

Schedule of Portfolio Investments	June 30, 2021 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.0%)
Communication Services (3.3%)
Interpublic Group of Cos., Inc.	36,400	1,182,636
Omnicom Group, Inc.	18,535	1,482,615
		2,665,251
Consumer Discretionary (12.0%)
Carter’s, Inc.	9,705	1,001,265
Cavco Industries, Inc. (a)	3,655	812,104
Choice Hotels International, Inc.	10,145	1,205,835
Columbia Sportswear Co.	10,250	1,008,190
Dorman Products, Inc. (a)	9,085	941,842
Texas Roadhouse, Inc.	8,065	775,853
TopBuild Corp. (a)	7,020	1,388,416
Tractor Supply Co.	7,020	1,306,141
Williams Sonoma, Inc.	8,375	1,337,069
		9,776,715
Consumer Staples (4.2%)
Flowers Foods, Inc.	49,850	1,206,370
Lamb Weston Holdings, Inc.	9,650	778,369
The JM Smucker Co.	11,250	1,457,663
		3,442,402
Energy (1.8%)
Baker Hughes Co.	30,150	689,531
Helmerich & Payne, Inc.	24,320	793,561
		1,483,092
Financials (14.1%)
American Financial Group, Inc.	8,600	1,072,592
Brown & Brown, Inc.	16,130	857,148
CBOE Global Markets, Inc.	7,345	874,422
Cohen & Steers, Inc.	10,165	834,445
East West Bancorp, Inc.	15,100	1,082,519
FactSet Research Systems, Inc.	3,275	1,099,123
M&T Bank Corp.	11,010	1,599,863
SEI Investments Co.	25,055	1,552,658
Signature Bank	5,685	1,396,520
UMB Financial Corp.	11,645	1,083,684
		11,452,974
Health Care (15.4%)
Chemed Corp.	2,930	1,390,285
Henry Schein, Inc. (a)	13,425	996,001
Hill-Rom Holdings, Inc.	13,575	1,541,984
Medpace Holdings, Inc. (a)	11,195	1,977,372
PerkinElmer, Inc.	12,115	1,870,677
Steris PLC	6,795	1,401,809
The Cooper Companies., Inc.	3,725	1,476,106
Waters Corp. (a)	5,290	1,828,277
		12,482,511
Industrials (15.9%)
AO Smith Corp.	16,230	1,169,534
Applied Industrial Technologies, Inc.	10,810	984,359
C.H. Robinson Worldwide, Inc.	8,030	752,170
Donaldson Co., Inc.	18,175	1,154,658
Expeditors International of Washington, Inc.	12,780	1,617,948
Hubbell, Inc.	7,020	1,311,617
Lincoln Electric Holdings, Inc.	9,045	1,191,316
Masco Corp.	13,935	820,911
Nordson Corp.	4,475	982,307
Robert Half International, Inc.	6,800	604,996
The Middleby Corp. (a)	4,355	754,547
The Toro Co.	7,270	798,828
UniFirst Corp.	3,425	803,642
		12,946,833
Information Technology (16.7%)
Akamai Technologies, Inc. (a)	11,905	1,388,123
Amdocs Ltd.	11,095	858,309
Aspen Technology, Inc. (a)	11,680	1,606,466
Broadridge Finance Solutions, Inc.	5,735	926,375
CDK Global, Inc.	12,335	612,926
Citrix Systems, Inc.	11,020	1,292,315
Dolby Laboratories, Inc., Class A	5,635	553,864
F5 Networks, Inc. (a)	5,835	1,089,161
IPG Photonics Corp. (a)	4,275	901,042
Jack Henry & Associates, Inc.	4,685	766,044
Manhattan Associates, Inc. (a)	10,520	1,523,717
NetApp, Inc.	13,975	1,143,435
Progress Software Corp.	17,550	811,688
		13,473,465
Materials (5.8%)
AptarGroup, Inc.	6,745	949,966
Avery Dennison Corp.	6,545	1,376,020
Packaging Corporation of America	5,885	796,947
RPM International, Inc.	17,750	1,574,070
		4,697,003
Real Estate (7.4%)
CoreSite Realty Corp.	8,995	1,210,727
CubeSmart	15,225	705,222
CyrusOne, Inc.	5,175	370,116
Jones Lang LaSalle, Inc. (a)	6,745	1,318,378
Lamar Advertising Co., Class A	11,220	1,171,592
Physicians Realty Trust	31,850	588,270
STAG Industrial, Inc.	17,130	641,176
		6,005,481
Utilities (2.4%)
Atmos Energy Corp.	7,900	759,269
IDACORP, Inc.	6,235	607,913
ONE Gas, Inc.	8,202	607,932
		1,975,114
TOTAL COMMON STOCKS (Cost $53,087,661)		80,400,841

Investment Companies (1.0%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.03% (b)	802,034	802,034
TOTAL INVESTMENT COMPANIES (Cost $802,034)		802,034

Total Investments (Cost $53,889,695) – 100.0%		81,202,875
Other assets in excess of liabilities – 0.0%		13,568
NET ASSETS – 100.0%		$81,216,443

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of June 30, 2021.

PLC	Public Limited Company

42	See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at fair value (cost $53,889,695)	$81,202,875
Dividends receivable	63,925
Receivable for capital shares issued	2,307
Prepaid expenses	11,454
Total Assets	81,280,561
Liabilities:
Payable for capital shares redeemed	401
Accrued expenses and other liabilities:
Investment adviser	51,554
Administration and accounting	3,597
Chief compliance officer	501
Custodian	892
Shareholder servicing fees	1,561
Transfer agent	3,445
Trustee	389
Other	1,778
Total Liabilities	64,118
Net Assets	$81,216,443
Composition of Net Assets:
Paid in capital	$50,402,520
Total distributable earnings/(loss)	30,813,923
Net Assets	$81,216,443
Shares outstanding (par value $0.01, unlimited number of shares authorized)	3,611,793
Net Asset Value, Offering Price and Redemption price per share	$22.49

Statement of Operations
For the period ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$630,605
Total Investment Income	630,605
Expenses:
Investment adviser	276,408
Administration and accounting	15,286
Chief compliance officer	1,925
Custodian	4,987
Shareholder servicing	26,410
Transfer agency	17,253
Trustee	1,836
Other	17,352
Gross expense before recoupment	361,457
Recoupment of prior expenses reimbursed by the investment adviser	7,299
Total expenses	368,756
Net Expenses	368,756
Net Investment Income	261,849
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,756,364
Change in unrealized appreciation/depreciation on investments	7,595,997
Net realized/unrealized gains (losses) on investments	10,352,361
Change in Net Assets Resulting from Operations	$10,614,210

See Notes to Financial Statements	43

Financial Statements	Boston Trust Walden SMID Cap Fund

Statements of Changes in Net Assets

	For the six months ended	For the year ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$261,849	$339,922
Net realized gains from investment transactions	2,756,364	1,041,519
Change in unrealized appreciation/depreciation on investments	7,595,997	3,152,893
Change in Net Assets Resulting from Operations	10,614,210	4,534,334
Distributions to shareholders:
Total Distributions	–	(1,133,962)
Change in Net Assets Resulting from distributions to shareholders	–	(1,133,962)
Capital Share Transactions:
Proceeds from shares issued	9,499,397	10,653,961
Dividends reinvested	–	805,985
Cost of shares redeemed	(3,631,567)	(11,707,864)
Change in Net Assets Resulting from Capital Share Transactions	5,867,830	(247,918)
Change in Net Assets	16,482,040	3,152,454
Net Assets:
Beginning of period	64,734,403	61,581,949
End of period	$81,216,443	$64,734,403
Share Transactions:
Issued	446,358	628,131
Reinvested	–	41,782
Redeemed	(172,247)	(734,546)
Change in shares	274,111	(64,633)

44	See Notes to Financial Statements

Financial Statements	Boston Trust Walden SMID Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six						For the nine
	months		For the year	For the year	For the year	For the year	months
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2021		31, 2020	31, 2019	31, 2018	31, 2017	31, 2016
Net Asset Value, Beginning of Period	$19.40		$18.10	$15.12	$16.69	$14.60	$13.40
Investment Activities:
Operations:
Net investment income	0.07		0.09	0.10	0.09	0.07	0.12
Net realized/unrealized gains (losses) from investments	3.02		1.55	3.83	(0.99)	2.40	1.87
Total from investment activities	3.09		1.64	3.93	(0.90)	2.47	1.99
Dividends:
Net investment income	–		(0.10)	(0.10)	(0.09)	(0.09)	(0.14)
Net realized gains from investments	–		(0.25)	(0.85)	(0.58)	(0.29)	(0.65)
Total dividends	–		(0.35)	(0.95)	(0.67)	(0.38)	(0.79)
Net Asset Value, End of Period	$22.49		$19.40	$18.10	$15.12	$16.69	$14.60
Total Return	15.93	%(a)	9.13%	26.12%	(5.59)%	16.94%	14.73	%(a)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$81,216		$64,734	$61,582	$47,621	$45,632	$38,128
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.71	%(b)	0.61%	0.61%	0.52%	0.48%	1.12	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.00	%(b)	1.05%	1.07%	1.08%	1.08%	1.12	%(b)
Portfolio turnover rate	14.43	%(a)	38.70%	29.75%	18.61%	31.92%	20.85	%(a)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements	45

Boston Trust Walden Small Cap Fund
Schedule of Portfolio Investments	June 30, 2021 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (99.0%)
Consumer Discretionary (13.6%)
Carter’s, Inc.	107,925	11,134,622
Cavco Industries, Inc. (a)	45,300	10,065,207
Choice Hotels International, Inc.	101,300	12,040,518
Columbia Sportswear Co.	114,230	11,235,663
Dorman Products, Inc. (a)	83,185	8,623,789
Helen of Troy, Ltd. (a)	44,300	10,105,716
Monro, Inc.	90,655	5,757,499
Nordstrom, Inc. (a)	196,445	7,183,994
Shutterstock, Inc.	58,000	5,693,860
Texas Roadhouse, Inc.	100,200	9,639,240
TopBuild Corp. (a)	67,250	13,300,705
		104,780,813
Consumer Staples (3.1%)
Flowers Foods, Inc.	612,400	14,820,080
Lancaster Colony Corp.	45,300	8,766,003
		23,586,083
Energy (2.8%)
Cactus, Inc., Class A	285,000	10,465,200
Helmerich & Payne, Inc.	351,000	11,453,130
		21,918,330
Financials (14.8%)
1st Source Corp.	118,300	5,496,218
Bank of Hawaii Corp.	53,620	4,515,876
Camden National Corp.	66,115	3,157,652
Cathay General Bancorp	212,090	8,347,862
Cohen & Steers, Inc.	167,700	13,766,493
Columbia Banking System, Inc.	197,000	7,596,320
East West Bancorp, Inc.	114,450	8,204,921
First Hawaiian, Inc.	196,445	5,567,251
German American Bancorp	68,110	2,533,692
Green Dot Corp., Class A (a)	130,800	6,127,980
Independent Bank Corp.	115,100	8,690,050
Lakeland Financial Corp.	116,780	7,198,319
Selective Insurance Group, Inc.	146,900	11,920,935
Tompkins Financial Corp.	60,180	4,667,561
UMB Financial Corp.	114,630	10,667,469
Washington Trust Bancorp, Inc.	102,265	5,251,308
		113,709,907
Health Care (17.5%)
Atrion Corp.	7,740	4,805,998
Bruker Corp.	52,000	3,950,960
Chemed Corp.	31,925	15,148,412
Corcept Therapeutics, Inc. (a)	249,975	5,499,450
CorVel Corp. (a)	109,650	14,725,995
Ensign Group, Inc.	62,295	5,399,108
Globus Medical, Inc., Class A (a)	158,090	12,256,718
Haemonetics Corp. (a)	73,575	4,903,038
Hill-Rom Holdings, Inc.	135,350	15,374,406
ICU Medical, Inc. (a)	45,120	9,285,696
Medpace Holdings, Inc. (a)	98,430	17,385,691
Premier, Inc.	278,550	9,690,755
U.S. Physical Therapy, Inc.	143,725	16,653,415
		135,079,642
Industrials (17.3%)
Acuity Brands, Inc.	44,200	8,266,726
Applied Industrial Technologies, Inc.	132,370	12,053,612
Comfort Systems USA, Inc.	70,500	5,554,695
Donaldson Co., Inc.	188,975	12,005,582
Forward Air Corp.	80,325	7,209,169
Franklin Electric Co., Inc.	105,665	8,518,712
Insperity, Inc.	63,200	5,711,384
Landstar System, Inc.	77,075	12,179,392
Lincoln Electric Holdings, Inc.	96,740	12,741,626
Tennant Co.	80,465	6,425,130
The Middleby Corp. (a)	67,220	11,646,537
UniFirst Corp.	55,975	13,133,974
Valmont Industries, Inc.	22,700	5,358,335
Watts Water Technologies, Inc., Class A	83,495	12,182,755
		132,987,629
Information Technology (15.0%)
Badger Meter, Inc.	94,925	9,314,041
CDK Global, Inc.	142,225	7,067,160
CSG Systems International, Inc.	223,845	10,561,007
ExlService Holdings, Inc. (a)	94,370	10,027,756
InterDigital, Inc.	127,035	9,277,366
Manhattan Associates, Inc. (a)	121,075	17,536,503
NETGEAR, Inc. (a)	139,225	5,335,102
Power Integrations, Inc.	189,455	15,546,677
Progress Software Corp.	207,320	9,588,550
Qualys, Inc. (a)	94,500	9,515,205
Teradata Corp. (a)	232,190	11,602,535
		115,371,902
Materials (4.4%)
Minerals Technologies, Inc.	140,400	11,045,268
Sensient Technologies Corp.	123,865	10,721,754
Silgan Holdings, Inc.	294,700	12,230,050
		33,997,072
Real Estate (6.0%)
CoreSite Realty Corp.	81,740	11,002,204
CubeSmart	176,065	8,155,331
Jones Lang LaSalle, Inc. (a)	66,250	12,949,225
Physicians Realty Trust	263,400	4,864,998
STAG Industrial, Inc.	235,300	8,807,279
		45,779,037
Utilities (4.5%)
Chesapeake Utilities Corp.	65,300	7,857,549
IDACORP, Inc.	83,030	8,095,425
New Jersey Resources Corp.	133,930	5,299,610
ONE Gas, Inc.	99,200	7,352,704
Unitil Corp.	109,540	5,802,334
		34,407,622
TOTAL COMMON STOCKS (Cost $559,123,225)		761,618,037

Investment Companies (0.8%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.03% (b)	6,291,170	6,291,170
TOTAL INVESTMENT COMPANIES (Cost $6,291,170)		6,291,170

Total Investments (Cost $565,414,395) – 99.8%		767,909,207
Other assets in excess of liabilities – 0.2%		1,168,595
NET ASSETS – 100.0%		$769,077,802

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2021.

46	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Small Cap Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at fair value (cost $565,414,395)	$767,909,207
Dividends receivable	500,023
Receivable for investments sold	703,557
Receivable for capital shares issued	550,542
Prepaid expenses	16,645
Total Assets	769,679,974
Liabilities:
Payable for capital shares redeemed	33,214
Payable to Advisor	14,979
Accrued expenses and other liabilities:
Investment adviser	472,660
Administration and accounting	28,587
Chief compliance officer	3,768
Custodian	6,879
Shareholder servicing fees	21,244
Transfer agent	4,935
Trustee	2,889
Other	13,017
Total Liabilities	602,172
Net Assets	$769,077,802
Composition of Net Assets:
Paid in capital	$511,726,410
Total distributable earnings/(loss)	257,351,392
Net Assets	$769,077,802
Shares outstanding (par value $0.01, unlimited number of shares authorized)	43,172,611
Net Asset Value, Offering Price and Redemption price per share	$17.81

Statement of Operations
For the period ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$4,457,078
Total Investment Income	4,457,078
Expenses:
Investment adviser	2,639,579
Administration and accounting	143,624
Chief compliance officer	18,209
Custodian	47,691
Shareholder servicing	514,430
Transfer agency	26,166
Trustee	17,322
Other	83,620
Gross expense before recoupment	3,490,641
Recoupment of prior expenses reimbursed by the investment adviser	31,386
Total expenses	3,522,027
Net Expenses	3,522,027
Net Investment Income	935,051
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions (a)	49,768,899
Change in unrealized appreciation/depreciation on investments	51,332,770
Net realized/unrealized gains (losses) on investments	101,101,669
Change in Net Assets Resulting from Operations	$102,036,720

(a)	Includes Class Action related litigation gains of $28,823.

See Notes to Financial Statements	47

Financial Statements	Boston Trust Walden Small Cap Fund

Statements of Changes in Net Assets

	For the six months
	ended	For the year ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$935,051	$2,617,038
Net realized gains from investment transactions	49,768,899	10,924,392
Change in unrealized appreciation/depreciation on investments	51,332,770	104,324,721
Change in Net Assets Resulting from Operations	102,036,720	117,866,151
Distributions to shareholders:
Total Distributions	–	(10,155,733)
Change in Net Assets Resulting from distributions to shareholders	–	(10,155,733)
Capital Share Transactions:
Proceeds from shares issued	133,253,038	258,244,300
Proceeds from merger (a)	–	103,030,710
Dividends reinvested	–	9,187,705
Cost of shares redeemed	(69,189,659)	(110,664,229)
Change in Net Assets Resulting from Capital Share Transactions	64,063,379	259,798,486
Change in Net Assets	166,100,099	367,508,904
Net Assets:
Beginning of period	602,977,703	235,468,799
End of period	$769,077,802	$602,977,703
Share Transactions:
Issued	7,893,432	20,922,885
Issued from merger (a)	–	10,376,826
Reinvested	–	721,349
Redeemed	(4,099,292)	(8,746,308)
Change in shares	3,794,140	23,274,752

(a)	See Note 7 in Notes to Financial Statements.

48	See Notes to Financial Statements

Financial Statements	Boston Trust Walden Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six								For the nine
	months		For the year		For the year		For the year	For the year	months
	ended		ended		ended		ended	ended	ended
	June 30,		December		December		December	December	December
	2021		31, 2020		31, 2019		31, 2018	31, 2017	31, 2016
Net Asset Value, Beginning of Period	$15.31		$14.62		$12.00		$14.73	$14.33	$12.74
Investment Activities:
Operations:
Net investment income	0.02		0.08		0.09		0.07	0.07	0.12
Net realized/unrealized gains (losses) from
investments	2.48		1.00		3.47		(0.86)	1.67	1.92
Total from investment activities	2.50		1.08		3.56		(0.79)	1.74	2.04
Dividends:
Net investment income	–		(0.08)		(0.06)		(0.07)	(0.08)	(0.14)
Net realized gains from investments	–		(0.31)		(0.88)		(1.87)	(1.26)	(0.31)
Total dividends	–		(0.39)		(0.94)		(1.94)	(1.34)	(0.45)
Net Asset Value, End of Period	$17.81		$15.31		$14.62		$12.00	$14.73	$14.33
Total Return	16.33	%(a)	8.17%		29.88%		(6.00)%	12.26%	15.94	%(a)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$769,078		$602,978		$235,469		$242,176	$366,113	$327,593
Ratio of net expenses to average net assets	1.00	%(b)	1.00%		1.00%		1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.27	%(b)	0.64%		0.58%		0.39%	0.46%	1.21	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.00	%(b)	1.06%		1.07%		1.09%	1.02%	1.06	%(b)
Portfolio turnover rate	18.91	%(a)	39.89	%(d)	23.23	%(e)	24.60%	23.78%	51.92	%(a)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of merger transaction.
(e)	Excludes impact of in-kind transactions.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

See Notes to Financial Statements	49

Boston Trust Walden International Equity Fund
Schedule of Portfolio Investments	June 30, 2021 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (98.4%)
Australia (5.9%)
Brambles Ltd.	101,500	$870,513
CSL Ltd.	6,000	1,283,308
Insurance Australia Group, Ltd.	188,200	725,893
Origin Energy Ltd.	181,339	610,615
Telstra Corp. Ltd.	322,700	909,924
Woodside Petroleum Ltd.	40,322	671,764
		5,072,017
Belgium (0.5%)
Colruyt SA	7,585	424,144
		424,144
Canada (10.1%)
Bank of Montreal	11,200	1,148,194
BCE, Inc.	11,100	547,477
Canadian National Railway Co.	5,200	548,740
Great-West Lifeco, Inc.	19,284	572,888
Intact Financial Corp.	4,300	584,285
Magna International, Inc.	7,400	685,249
Metro, Inc.	11,100	532,252
Royal Bank of Canada	13,000	1,317,307
The Bank of Nova Scotia	19,000	1,235,904
The Toronto-Dominion Bank	20,700	1,450,871
		8,623,167
Denmark (2.6%)
Novo Nordisk A/S	17,800	1,489,410
Novozymes A/S	9,400	709,502
		2,198,912
Finland (0.7%)
Kone OYJ	7,661	624,967
		624,967
France (10.3%)
Air Liquide SA	5,794	1,015,126
Danone SA	13,126	924,325
Dassault Systemes	4,200	1,018,796
EssilorLuxottica SA	3,550	655,419
Imerys SA	13,978	653,416
Legrand SA	9,400	995,376
L’Oreal SA	2,400	1,070,058
Publicis Groupe SA	12,400	793,417
Schneider Electric SE	6,700	1,054,549
Societe BIC SA	8,443	586,901
		8,767,383
Germany (8.5%)
Allianz SE	2,300	573,405
Beiersdorf AG	3,165	381,943
Deutsche Boerse AG	3,056	533,364
Fresenius SE & Co. KGaA	12,955	675,916
Fuchs Petrolub SE	7,320	356,485
Hannover Rueck SE	2,800	468,410
Henkel AG & Co. KGaA	8,300	764,109
Hugo Boss AG	13,100	712,776
Merck KGaA	4,800	921,344
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,800	493,044
SAP AG	9,606	1,355,218
		7,236,014
Hong Kong (2.5%)
Hang Lung Properties Ltd.	182,000	441,986
Hang Seng Bank Ltd.	41,020	818,950
Sino Land Co. Ltd.	548,000	863,926
		2,124,862
Ireland (1.3%)
Experian PLC	14,071	542,743
Smurfit Kappa Group PLC	9,700	526,187
		1,068,930
Israel (1.5%)
Check Point Software Technologies Ltd. (a)	5,300	615,489
Nice Ltd. (a)	2,574	635,290
		1,250,779
Italy (1.3%)
Snam SpA	90,171	521,776
Terna Rete Elettrica Nazionale SpA	83,200	619,832
		1,141,608
Japan (20.6%)
Astellas Pharma, Inc.	37,300	649,392
Benesse Holdings, Inc.	14,760	367,037
Central Japan Railway Co.	5,215	790,810
Chugai Pharmaceutical Co. Ltd.	13,500	531,793
Daiwa House Industry Co. Ltd.	18,590	557,938
Denso Corp.	12,600	859,287
East Japan Railway Co.	7,900	566,254
Fast Retailing Co. Ltd.	805	605,761
INPEX Corp.	84,800	635,625
JSR Corp.	24,500	740,800
Kao Corp.	10,400	639,827
Kurita Water Industries Ltd.	13,000	623,613
Mitsubishi Estate Co. Ltd.	29,300	473,722
Nippon Telegraph & Telephone Corp.	36,000	937,873
Nitto Denko Corp.	8,200	611,656
Nomura Research Institute Ltd.	24,200	800,952
Oracle Corporation Japan	8,700	665,949
Oriental Land Co. Ltd.	4,100	584,116
Sumitomo Mitsui Financial Group, Inc.	26,400	908,671
Sysmex Corp.	5,900	696,952
Terumo Corp.	15,200	615,797
The Chiba Bank Ltd.	82,800	498,503
The Hachijuni Bank Ltd.	104,900	337,981
Tokio Marine Holdings, Inc.	9,900	453,742
Toyota Motor Corp.	9,600	838,170
Trend Micro, Inc.	16,600	869,905
Yamato Holdings Co. Ltd.	25,700	730,908
		17,593,034
Luxembourg (0.8%)
Tenaris SA	62,086	679,768
		679,768
Netherlands (3.3%)
Koninklijke Ahold Delhaize NV	35,000	1,040,498
Koninklijke Vopak NV	17,400	790,664
Wolters Kluwer NV	10,100	1,015,004
		2,846,166
Norway (0.8%)
Equinor ASA	32,025	678,154
		678,154

50	See Notes to Financial Statements

Boston Trust Walden International Equity Fund
Schedule of Portfolio Investments	June 30, 2021 (Unaudited)

Security Description	Shares	Fair Value ($)
Common Stocks (continued)
Singapore (1.4%)
ComfortDelGro Corp. Ltd.	462,000	564,396
Singapore Exchange Ltd.	77,200	642,806
		1,207,202
Spain (2.0%)
Enagas SA	36,000	831,607
Industria de Diseno Textil SA	25,400	894,907
		1,726,514
Sweden (3.3%)
Assa Abloy AB, Class B	17,300	521,382
Atlas Copco AB, Class A	10,300	631,184
Hennes & Mauritz AB (a)	33,400	792,822
Svenska Handelsbanken AB	78,700	887,820
		2,833,208
Switzerland (8.8%)
ABB Ltd.	18,500	628,143
Cie Financiere Richemont SA	8,600	1,041,502
Givaudan SA	240	1,116,552
Nestle SA	14,100	1,756,422
Roche Holding AG	2,700	1,017,826
SGS SA	175	540,011
Sonova Holding AG	2,400	903,368
Zurich Insurance Group AG	1,200	481,267
		7,485,091
United Kingdom (12.2%)
Compass Group PLC (a)	28,893	609,299
Croda International PLC	9,274	945,851
ITV PLC (a)	329,444	573,261
Johnson Matthey PLC	15,576	662,994
London Stock Exchange Group PLC	8,100	893,287
Marks & Spencer Group PLC (a)	318,860	646,572
National Grid PLC	42,000	534,684
Next PLC (a)	5,900	642,021
Reckitt Benckiser Group PLC	5,600	495,538
RELX PLC	36,200	961,574
Sage Group PLC	91,200	863,812
Schroders PLC	16,300	793,001
Smith & Nephew PLC	34,200	741,040
Unilever PLC	9,200	538,023
WPP PLC	37,770	511,255
		10,412,212
TOTAL COMMON STOCKS (Cost $66,540,758)		83,994,132

Investment Companies (1.2%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.03% (b)	986,934	986,934
TOTAL INVESTMENT COMPANIES (Cost $986,934)		986,934

Total Investments (Cost $67,527,692) — 99.6%		84,981,066
Other assets in excess of liabilities — 0.4%		355,804
NET ASSETS — 100.0%		$85,336,870

Percentage of
Industry	Total Net Assets
Financials	18.9%
Industrials	14.8
Health Care	12.0
Consumer Discretionary	10.7
Consumer Staples	10.0
Materials	8.6
Information Technology	8.1
Energy	6.3
Communication Services	5.0
Real Estate	2.7
Utilities	1.3
Investment Companies	1.2
Other net assets	0.4
Total	100.0%

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2021. PLC Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of June 30, 2021:

See Notes to Financial Statements	51

Financial Statements	Boston Trust Walden International Equity Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at fair value (cost $67,527,692)	$84,981,066
Foreign currency, at fair value (cost $53,386)	53,930
Dividends receivable	172,320
Receivable for investments sold	49,427
Receivable for tax reclaims	192,737
Prepaid expenses	1,534
Total Assets	85,451,014
Liabilities:
Payable for investments purchased	49,317
Accrued expenses and other liabilities:
Investment adviser	53,440
Administration and accounting	5,767
Chief compliance officer	435
Custodian	1,451
Shareholder servicing fees	100
Transfer agent	2,565
Trustee	329
Other	740
Total Liabilities	114,144
Net Assets	$85,336,870
Composition of Net Assets:
Paid in capital	$67,637,545
Total distributable earnings/(loss)	17,699,325
Net Assets	$85,336,870
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,371,447
Net Asset Value, Offering Price and Redemption price per share	$13.39

Statement of Operations
For the period ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$1,362,452
Less: Foreign tax withholding	(161,431)
Total Investment Income	1,201,021
Expenses:
Investment adviser	300,725
Administration and accounting	26,977
Chief compliance officer	2,145
Custodian	11,839
Shareholder servicing	5,649
Transfer agency	14,365
Trustee	2,044
Other	11,065
Total expenses	374,809
Net Expenses	374,809
Net Investment Income	826,212
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment securities and foreign currency transactions	244,407
Change in unrealized appreciation/depreciation on investment securities and foreign currency translations	5,877,252
Net realized/unrealized gains (losses) on investments	6,121,659
Change in Net Assets Resulting from Operations	$6,947,871

52	See Notes to Financial Statements

Financial Statements	Boston Trust Walden International Equity Fund

Statements of Changes in Net Assets

	For the six months ended	For the year ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$826,212	$806,959
Net realized gains/(losses) from investment securities and foreign currency transactions	244,407	(723,614)
Change in unrealized appreciation/depreciation on investment securities and foreign currency translations	5,877,252	4,982,128
Change in Net Assets Resulting from Operations	6,947,871	5,065,473
Distributions to shareholders:
Total Distributions	—	(804,178)
Change in Net Assets Resulting from distributions to shareholders	—	(804,178)
Capital Share Transactions:
Proceeds from shares issued	10,052,623	14,880,095
Dividends reinvested	—	576,531
Cost of shares redeemed	(5,383,441)	(2,957,779)
Change in Net Assets Resulting from Capital Share Transactions	4,669,182	12,498,847
Change in Net Assets	11,617,053	16,760,142
Net Assets:
Beginning of period	73,719,817	56,959,675
End of period	$85,336,870	$73,719,817
Share Transactions:
Issued	779,895	1,335,777
Reinvested	—	47,925
Redeemed	(408,420)	(292,056)
Change in shares	371,475	1,091,646

See Notes to Financial Statements	53

Financial Statements	Boston Trust Walden International Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the six						For the nine
	months		For the year	For the year	For the year	For the year	months
	ended		ended	ended	ended	ended	ended
	June 30,		December	December	December	December	December
	2021		31, 2020	31, 2019	31, 2018	31, 2017	31, 2016
Net Asset Value, Beginning of Period	$12.29		$11.60	$9.78	$11.07	$9.34	$9.45
Investment Activities:
Operations:
Net investment income	0.13		0.15	0.20	0.17	0.13	0.12
Net realized/unrealized gains (losses) from
investments	0.97		0.69	1.81	(1.29)	1.73	(0.06)
Total from investment activities	1.10		0.84	2.01	(1.12)	1.86	0.06
Dividends:
Net investment income	—		(0.14)	(0.19)	(0.17)	(0.13)	(0.17)
Total dividends	—		(0.14)	(0.19)	(0.17)	(0.13)	(0.17)
Net Asset Value, End of Period	$13.39		$12.29	$11.60	$9.78	$11.07	$9.34
Total Return	8.95	%(a)	7.16%	20.62%	(10.18)%	19.92%	0.62	%(a)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$85,337		$73,720	$56,960	$39,056	$41,234	$14,713
Ratio of net expenses to average net assets	0.93	%(b)	1.00%	1.04%	1.15%	1.15%	1.15	%(b)
Ratio of net investment income to average net assets	2.06	%(b)	1.41%	1.93%	1.57%	1.57%	1.87	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.93	%(b)	1.00%	1.02%	1.17%	1.31%	1.86	%(b)
Portfolio turnover rate	5.31	%(a)	8.38%	10.70%	3.44%	10.16%	4.90	%(a)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Amounts designated as “-” are $0.00 or have been rounded to $0.00.

54	See Notes to Financial Statements

Notes to the Financial Statements	June 30, 2021 (Unaudited)

1.	Organization:

The Boston Trust Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified Fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund
Boston Trust Walden Balanced Fund	BTW Balanced Fund
Boston Trust Walden Equity Fund	BTW Equity Fund
Boston Trust Walden Midcap Fund	BTW Midcap Fund
Boston Trust Walden SMID Cap Fund	BTW SMID Cap Fund
Boston Trust Walden Small Cap Fund	BTW Small Cap Fund
Boston Trust Walden International Equity Fund	BTW International Equity Fund

The investment objective of the Asset Management Fund and BTW Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and BTW Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and BTW Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and BTW SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the BTW Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the BTW International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

Investments in investment companies and money market funds are valued at NAV per share.

Notes to the Financial Statements	June 30, 2021 (Unaudited)

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical assets

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The Funds did not hold any Level 3 investments during the six months ended June 30, 2021.

The following is a summary of the valuation inputs used as of June 30, 2021 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Asset Management Fund
Investment Companies	$3,157,044	$—	$3,157,044
U.S. Government & U.S. Government Agency Obligations	—	99,899,288	99,899,288
Municipal Bonds[1]	—	22,636,463	22,636,463
Common Stocks[2]	508,013,003	—	508,013,003
Corporate Bonds[2]	—	16,371,079	16,371,079
Total	511,170,047	138,906,830	650,076,877

Equity Fund
Investment Companies	1,535,051	—	1,535,051
Common Stocks[2]	196,187,692	—	196,187,692
Total	197,722,743	—	197,722,743

Midcap Fund
Investment Companies	1,131,331	—	1,131,331
Common Stocks[2]	154,190,640	—	154,190,640
Total	155,321,971	—	155,321,971

SMID Cap Fund
Investment Companies	3,886,302	—	3,886,302
Common Stocks[2]	537,887,436	—	537,887,436
Total	541,773,738	—	541,773,738

BTW Balanced Fund
Investment Companies	1,583,745	—	1,583,745
U.S. Government & U.S. Government Agency Obligations	—	34,566,856	34,566,856
Municipal Bonds[1]	—	1,026,832	1,026,832
Common Stocks[2]	141,077,223	—	141,077,223
Certificate of Deposit	—	201,792	201,792
Corporate Bonds[2]	—	14,547,887	14,547,887
Yankee Dollar	—	372,194	372,194
Total	142,660,968	50,715,561	193,376,529

BTW Equity Fund
Investment Companies	3,178,666	—	3,178,666
Common Stocks[2]	313,705,628	—	313,705,628
Total	316,884,294	—	316,884,294

BTW Midcap Fund
Investment Companies	1,428,832	—	1,428,832
Common Stocks[2]	94,600,615	—	94,600,615
Total	96,029,447	—	96,029,447

Notes to the Financial Statements	June 30, 2021 (Unaudited)

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
BTW SMID Cap Fund
Investment Companies	$802,034	$—	$802,034
Common Stocks[2]	80,400,841	—	80,400,841
Total	81,202,875	—	81,202,875

BTW Small Cap Fund
Investment Companies	6,291,170	—	6,291,170
Common Stocks[2]	761,618,037	—	761,618,037
Total	767,909,207	—	767,909,207

BTW International Equity Fund
Investment Companies	986,934	—	986,934
Common Stocks[3]	—	—	—
Communication Services	547,477	3,725,730	4,273,207
Consumer Discretionary	685,249	8,594,270	9,279,519
Consumer Staples	532,252	8,034,887	8,567,139
Financials	6,309,449	9,510,144	15,819,593
Industrials	548,740	12,248,328	12,797,068
Information Technology	615,489	6,209,922	6,825,411
Other Common Stocks	—	26,432,195	26,432,195
Total	10,225,590	74,755,476	84,981,066

1       For detailed state classifications, see the accompanying Schedules of Portfolio Investments.

2       For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

3       For detailed country classifications, see the accompanying Schedules of Portfolio Investments.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are accounted for on the trade date. Investment gains and losses are calculated on an identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT. These cost adjustments are typically based on estimates since actual return of capital amounts are not known at the time the annual report is prepared.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the relevant Fund. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the relevant Fund. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:

Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., the last four tax year ends and the interim tax period since then, as applicable), and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six months ended June 30, 2021. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the six months ended June 30, 2021.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) Value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

Notes to the Financial Statements	June 30, 2021 (Unaudited)

ii) Purchases and sales of Investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

3.	Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.70%*
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%

Fund	Fee Rate
BTW Balanced Fund	0.75%
BTW Equity Fund	0.75%
BTW Midcap Fund	0.75%
BTW SMID Cap Fund	0.75%
BTW Small Cap Fund	0.75%
BTW International Equity Fund	0.75%

*	Effective rate for the six months ended June 30, 2021. The Asset Management Fund has an Investment Management Agreement with the Adviser under which the Fund pays: (a) 0.75% of the first $500 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $500 million.

Additionally, two trustees of the Trust are officers of the Adviser or its affiliate, and an officer of the Trust is an officer of the Adviser. These persons are not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust plus certain base fees.

Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to serve as the Trust’s Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $75,000 for the six months ended June 30, 2021, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

Foreside Financial Services, LLC (“Foreside”), which is not affiliated with Citi or the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.

Shareholder Services:

The Funds may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statements of Operations. Affiliates of the Funds did not receive any fees during the six months ended June 30, 2021.

Custodian and Transfer Agency:

Boston Trust Walden Company (“Boston Trust”), the parent company of the Adviser, acts as the Funds’ transfer agent. Under the transfer agency agreement, Boston Trust receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement, FIS Investor Services, LLC receives a fixed annual fee accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement and sub-transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statements of Operations.

Boston Trust acts as the custodian for all Funds except the BTW International Equity Fund. Under the custody agreement, Boston Trust receives an annual asset based fee of 0.014% of the value of securities held. Citibank, N.A. receives sub-custodian fees from Boston Trust for each Fund except the BTW International Equity Fund. Under a separate custody agreement, Citibank, N.A., an affiliate of Citi, serves as custodian for the BTW International Equity Fund and receives a fee based on a percentage of assets held on behalf of the BTW International Equity Fund, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.

Notes to the Financial Statements	June 30, 2021 (Unaudited)

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses to 0.75% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the years ended December 31, 2018 (expiring 12/31/2021), December 31, 2019 (expiring 12/31/2022) and December 31, 2020 (expiring 12/31/2023) and six months ended June 30, 2021, respectively:

Fund	Amount	Expires
Midcap Fund	$35,161	12/31/2022
	68,764	12/31/2023

SMID Cap Fund	168,823	12/31/2021
	170,506	12/31/2022
	251,750	12/31/2023
	180,470	12/31/2024

Fund	Amount	Expires
BTW Balanced Fund	$31,449	12/31/2021
	34,853	12/31/2022
	33,272	12/31/2023

BTW Equity Fund	166,166	12/31/2021
	158,316	12/31/2022
	143,297	12/31/2023
	12,761	12/31/2024

BTW SMID Cap Fund	35,048	12/31/2021
	36,311	12/31/2022
	30,485	12/31/2023

BTW Small Cap Fund	230,033	12/31/2021
	168,952	12/31/2022
	247,032	12/31/2023

BTW International Equity Fund	7,070	12/31/2021

During the six months ended June 30, 2021, the Adviser recouped $7,542, $31,386, $13,800, $15,213, $7,299 previous fiscal year waivers from Midcap Fund, BTW Small Cap Fund, BTW Balanced Fund, BTW Midcap Fund and BTW SMID Cap Fund, respectively.

As of June 30, 2021, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	103,925
SMID Cap Fund	771,549

Total Potential Recoupment
BTW Balanced Fund	$99,574
BTW Equity Fund	480,540
BTW Midcap Fund	—
BTW SMID Cap Fund	101,844
BTW Small Cap Fund	646,017
BTW International Equity Fund	7,070

In-Kind Subscriptions and Redemptions:

During the six months ended June 30, 2021, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:

		Fund Shares	Realized
Fund	Fair Value	Redeemed	Gain/(Loss)
Asset Management Fund	$4,731,689	82,477	$4,281,523

During the year ended December 31, 2020, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:

		Fund Shares	Realized
Fund	Fair Value	Redeemed	Gain/(Loss)
SMID Cap Fund	$4,663,238	244,533	$4,664

Interfund Lending:

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations and organization documents. The Program provides a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or certain other short-term money market instruments. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of June 30, 2021, the Funds had no outstanding loans to or from another fund under the Program. The Funds’ did not engage in any activity in the Program during the six months ended June 30, 2021.

Notes to the Financial Statements	June 30, 2021 (Unaudited)

4.	Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding in-kinds, short-term securities and U.S. government securities, for the Funds for the six months ended June 30, 2021, totaled:

		Sales and
Fund	Purchases	Maturities
Asset Management Fund	$35,951,991	$ 21,016,515
Equity Fund	8,687,363	4,622,946
Midcap Fund	10,097,485	10,123,848
SMID Cap Fund	352,121,380	101,547,734
BTW Balanced Fund	26,209,180	25,909,167
BTW Equity Fund	25,806,177	11,457,908
BTW Midcap Fund	11,773,871	8,986,381
BTW SMID Cap Fund	16,674,030	10,455,643
BTW Small Cap Fund	197,596,086	129,863,691
BTW International Equity Fund	9,759,956	4,130,726

Cost of purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term securities, for the Funds for the six months ended June 30, 2021, totaled:

		Sales and
Fund	Purchases	Maturities
Asset Management Fund	$8,916,328	$10,028,952
BTW Balanced Fund	10,106,670	16,358,101

5.	Federal Income Tax Information:

As of the tax year ended December 31, 2020, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

		Gross Tax Unrealized	Gross Tax Unrealized	Net Unrealized Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Asset Management Fund	$287,980,143	$309,123,882	$(103,175)	$309,020,707
Equity Fund	55,919,392	112,683,737	(152,816)	112,530,921
Midcap Fund	96,553,206	44,547,354	(1,523,571)	43,023,783
SMID Cap Fund	180,454,897	48,916,416	(3,279,566)	45,636,850
BTW Balanced Fund	106,683,302	71,140,384	(747,949)	70,392,435
BTW Equity Fund	108,307,285	157,317,691	(1,352,118)	155,965,573
BTW Midcap Fund	56,583,399	26,448,251	(245,384)	26,202,867
BTW SMID Cap Fund	45,190,010	20,283,704	(765,544)	19,518,160
BTW Small Cap Fund	453,865,749	154,783,659	(7,288,037)	147,495,622
BTW International Equity Fund	60,927,592	14,617,687	(3,053,142)	11,564,545

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total Distributions
Fund	Income	Gains	Distributions	Capital	Paid
Asset Management Fund	$5,477,265	$26,917,374	$32,394,639	$–	$32,394,639
Equity Fund	1,389,771	3,332,395	4,722,166	–	4,722,166
Midcap Fund	911,395	738,615	1,650,010	–	1,650,010
SMID Cap Fund	1,415,731	281,448	1,697,179	46,102	1,743,281
BTW Balanced Fund	1,502,423	3,639,885	5,142,308	–	5,142,308
BTW Equity Fund	2,025,655	8,027,497	10,053,152	–	10,053,152
BTW Midcap Fund	419,577	2,155,925	2,575,502	–	2,575,502
BTW SMID Cap Fund	340,093	793,869	1,133,962	–	1,133,962
BTW Small Cap Fund	2,825,984	7,329,749	10,155,733	–	10,155,733
BTW International Equity Fund	804,177	–	804,177	–	804,177

Notes to the Financial Statements	June 30, 2021 (Unaudited)

As of December 31, 2020, the components of distributable earnings (deficit) on a tax basis were as follows:

						Total
		Undistributed		Accumulated	Unrealized	Distributable
	Undistributed	Long-Term	Accumulated	Capital and	Appreciation/	Earnings
Fund	Ordinary Income	Capital Gains	Earnings	Other Losses[1]	(Depreciation)	(Deficit)
Asset Management Fund	$20,468	$3,620,901	$3,641,369	$—	$309,020,707	$312,662,076
Equity Fund	—	1,828,166	1,828,166	—	112,530,921	114,359,087
Midcap Fund	—	686,065	686,065	—	43,023,783	43,709,848
SMID Cap Fund	—	—	—	(219,383)	45,636,850	45,417,467
BTW Balanced Fund	37,116	1,004,731	1,041,847	—	70,392,435	71,434,282
BTW Equity Fund	3,239	1,724,988	1,728,227	—	155,965,573	157,693,800
BTW Midcap Fund	—	614,943	614,943	—	26,202,867	26,817,810
BTW SMID Cap Fund	—	681,553	681,553	—	19,518,160	20,199,713
BTW Small Cap Fund	3,049,853	4,769,197	7,819,050	—	147,495,622	155,314,672
BTW International Equity Fund	1,202	—	1,202	(829,667)	11,579,919	10,751,454

[1]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and return of capital distributions from REIT securities and other investments.

As of the end of its tax year ended December 31, 2020, the following Funds have a net capital loss carry forwards (“CLCFs”) not subject to expiration as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

	Short-Term	Long-Term
Fund	Amount	Amount	Total
SMID Cap Fund	$–	$219,383	$219,383
BTW International Equity Fund	–	829,667	829,667

6.	Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2 (a)(9) of the 1940 Act. As of June 30, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

		Percentage of
Fund	Control Ownership	Ownership
Asset Management Fund	US Bank N.A.	89.67%
Equity Fund	US Bank N.A.	95.08
Midcap Fund	US Bank N.A.	47.01
SMID Fund	National Financial Services	27.72
BTW Balanced Fund	US Bank N.A.	51.72
BTW Equity Fund	US Bank N.A.	29.27
BTW Midcap Fund	US Bank N.A.	55.63
BTW SMID Fund	US Bank N.A.	49.32
BTW International Equity Fund	US Bank N.A.	77.91

7.	Business Combination:

In December 2019, the Board approved the Adviser’s proposal to merge Walden Small Cap Fund (the “Target Fund”) into BTW Small Cap Fund (the “Acquiring Fund”). The Agreement and Plan of Reorganization was approved by shareholders on March 26, 2020. The Target Fund and the Acquiring Fund shared identical investment goals, principal investment strategies, risks, and ESG screens. They also shared the same investment adviser. The transaction was effective after the close of business on April 3, 2020. The Acquiring Fund acquired all of the assets and assumed all of the liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on April 3, 2020. The investment portfolio of the Target Fund, with a fair value of $103,000,783 and identified cost of $111,464,003 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to the Financial Statements	June 30, 2021 (Unaudited)

The following is a summary of Shares Outstanding, Net Assets, NAV and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:

				Net Unrealized
	Shares		Net Asset Value	Appreciation
Target Fund	Outstanding	Net Assets	Per Share	(Depreciation)
Walden Small Cap Fund	7,088,420	$103,030,710	$14.54	$(8,463,220)

Acquiring Fund
Boston Trust Walden Walden Small Cap
Fund	19,128,805	$189,922,749	$9.93	$(23,454,940)

Post Reorganization
Boston Trust Walden Walden Small Cap
Fund	29,505,631	$292,953,459	$9.93	$(31,918,160)

8.	Subsequent Events:

Management has evaluated events and transactions through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Supplementary Information (Unaudited)	June 30, 2021 (Unaudited)

Table of Shareholder Expenses:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
	1/1/21	6/30/21	1/1/21 - 6/30/21*	1/1/21 - 6/30/21
Asset Management Fund	$1,000.00	$1,103.00	$4.33	0.83%
Equity Fund	1,000.00	1,147.80	4.58	0.86
Midcap Fund	1,000.00	1,118.00	5.25	1.00
SMID Cap Fund	1,000.00	1,166.40	4.03	0.75
BTW Balanced Fund	1,000.00	1,100.80	5.21	1.00
BTW Equity Fund	1,000.00	1,145.40	5.32	1.00
BTW Midcap Fund	1,000.00	1,119.20	5.25	1.00
BTW SMID Cap Fund	1,000.00	1,159.30	5.35	1.00
BTW Small Cap Fund	1,000.00	1,163.30	5.36	1.00
BTW International Equity Fund	1,000.00	1,089.50	4.82	0.93

*	Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
	1/1/21	6/30/21	1/1/21 - 6/30/21*	1/1/21 - 6/30/21
Asset Management Fund	$1,000.00	$1,020.68	$4.16	0.83%
Equity Fund	1,000.00	1,020.53	4.31	0.86
Midcap Fund	1,000.00	1,019.84	5.01	1.00
SMID Cap Fund	1,000.00	1,021.08	3.76	0.75
BTW Balanced Fund	1,000.00	1,019.84	5.01	1.00
BTW Equity Fund	1,000.00	1,019.84	5.01	1.00
BTW Midcap Fund	1,000.00	1,019.84	5.01	1.00
BTW SMID Cap Fund	1,000.00	1,019.84	5.01	1.00
BTW Small Cap Fund	1,000.00	1,019.84	5.01	1.00
BTW International Equity Fund	1,000.00	1,020.18	4.66	0.93

*	Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Supplementary Information (Unaudited)	June 30, 2021 (Unaudited)

Tabular Summary of Schedules of Portfolio Investments:

The Funds invested, as a percentage of total net assets, in the following industries and countries as of June 30, 2021.

Asset Management Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Information Technology	23.3%
U.S. Government & U.S. Government Agency Obligations	15.3
Financials	12.4
Health Care	10.3
Industrials	8.2
Communication Services	8.1
Consumer Discretionary	7.9
Consumer Staples	6.4
Municipal Bonds	3.5
Energy	1.6
Materials	1.4
Utilities	0.9
Investment Companies	0.5
Other net assets	0.2
Total	100.0%

Equity Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Information Technology	26.3%
Financials	14.5
Industrials	12.1
Health Care	11.6
Communication Services	11.2
Consumer Discretionary	9.9
Consumer Staples	7.8
Materials	2.3
Energy	2.2
Utilities	1.1
Investment Companies	0.8
Other net assets	0.2
Total	100.0%

Midcap Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Information Technology	18.9%
Industrials	15.8
Health Care	14.6
Financials	14.0
Consumer Discretionary	11.3
Materials	5.6
Utilities	5.4
Real Estate	5.1
Consumer Staples	3.6
Communication Services	3.1
Energy	1.8
Investment Companies	0.7
Other net assets	0.1
Total	100.0%

SMID Cap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Health Care	16.6%
Information Technology	16.1
Industrials	15.8
Financials	14.0
Consumer Discretionary	12.2
Real Estate	7.4
Materials	6.0
Consumer Staples	4.1
Communication Services	2.7
Utilities	2.5
Energy	1.8
Investment Companies	0.7
Other net assets	0.1
Total	100.0%

64	Continued

Supplementary Information (Unaudited)	June 30, 2021 (Unaudited)

Tabular Summary of Schedules of Portfolio Investments: (continued)

BTW Balanced Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Information Technology	21.1%
U.S. Government & U.S. Government Agency Obligations	17.8
Financials	12.2
Health Care	11.7
Communication Services	8.3
Industrials	8.2
Consumer Discretionary	7.8
Consumer Staples	4.7
Materials	2.9
Utilities	2.1
Energy	1.7
Investment Companies	0.8
Municipal Bonds	0.5
Certificate of Deposit	0.1
Other net assets	0.1
Total	100.0%

BTW Equity Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Net Assets
Information Technology	26.9%
Financials	14.8
Health Care	14.6
Industrials	10.5
Communication Services	10.1
Consumer Discretionary	10.1
Consumer Staples	6.0
Materials	2.7
Energy	2.0
Utilities	1.3
Investment Companies	1.0
Other net assets	0.0
Total	100.0%

BTW Midcap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Information Technology	18.4%
Industrials	16.2
Financials	14.4
Health Care	14.3
Consumer Discretionary	10.1
Materials	5.7
Utilities	5.6
Real Estate	5.2
Consumer Staples	3.7
Communication Services	3.1
Energy	1.8
Investment Companies	1.5
Other net assets	0.0
Total	100.0%

BTW SMID Cap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Information Technology	16.7%
Industrials	15.9
Health Care	15.4
Financials	14.1
Consumer Discretionary	12.0
Real Estate	7.4
Materials	5.8
Consumer Staples	4.2
Communication Services	3.3
Utilities	2.4
Energy	1.8
Investment Companies	1.0
Other net assets	0.0
Total	100.0%

BTW Small Cap Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Health Care	17.5%
Industrials	17.3
Information Technology	15.0
Financials	14.8
Consumer Discretionary	13.6
Real Estate	6.0
Utilities	4.5
Materials	4.4
Consumer Staples	3.1
Energy	2.8
Investment Companies	0.8
Other net assets	0.2
Total	100.0%

BTW International Equity Fund

Percentage of
Security Allocation for the Schedule of Portfolio Investments	Total Net Assets
Japan	20.6%
United Kingdom	12.2
France	10.3
Canada	10.1
Switzerland	8.8
Germany	8.5
Australia	5.9
Sweden	3.3
Netherlands	3.3
Denmark	2.6
Hong Kong	2.5
Spain	2.0
Israel	1.5
Singapore	1.4
Italy	1.3
Ireland	1.3
United States	1.2
Norway	0.8
Luxembourg	0.8
Finland	0.7
Belgium	0.5
Other net assets	0.4
Total	100.0%

Continued	65

Supplementary Information (Unaudited)	June 30, 2021 (Unaudited)

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http:// www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) online at https://www. bostontrustwalden.com/investment-services/mutual-funds/; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the Commission on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec. gov. The Funds’ Schedules of Portfolio Investments will be available no later than 60 days after each period end, without charge, online at https://www. bostontrustwalden.com/investment-services/mutual-funds/.

66	Continued

Investment Adviser

Boston Trust Walden Inc.

One Beacon Street

Boston, MA 02108

Transfer Agent

Boston Trust Walden Company

One Beacon Street

Boston, MA 02108

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance.

Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Statements and other information herein are dated and subject to change.

08/21

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable – Only applicable for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust Walden Funds

By (Signature and Title)*	/s/ Lucia Santini , President

Date	August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini , President

Date	August 26, 2021

By (Signature and Title)*	/s/ Jennifer Ellis , Treasurer

Date	August 26, 2021